                      SEMI-ANNUAL REPORT | April 30, 2001




                                                                      The Strong

                                                                  Advisor Income

                                                                           Funds



                                    [PHOTO]




Strong Advisor Aggressive High-Yield Bond Fund

       Strong Advisor Short Duration Bond Fund

                      Strong Advisor Bond Fund


                                                                   [STRONG LOGO]

                                           SEMI-ANNUAL REPORT  |  April 30, 2001




                                                                      The Strong

                                                                  Advisor Income

                                                                           Funds

Table of Contents


Investment Reviews

   Strong Advisor Aggressive High-Yield Bond Fund .........................    2
   Strong Advisor Short Duration Bond Fund ................................    4
   Strong Advisor Bond Fund ...............................................    6

Bond Glossary .............................................................    9

Financial Information

   Schedules of Investments in Securities
       Strong Advisor Aggressive High-Yield Bond Fund .....................   10
       Strong Advisor Bond Fund ...........................................   11
       Strong Advisor Short Duration Bond Fund ............................   15
   Statements of Assets and Liabilities ...................................   17
   Statements of Operations ...............................................   22
   Statements of Changes in Net Assets ....................................   25
   Notes to Financial Statements ..........................................   28

Financial Highlights ......................................................   38

A Few Words From Brad Tank, Director of Fixed Income Investing
--------------------------------------------------------------------------------

[PHOTO OF BRAD TANK]

FIXED INCOME MARKET OVERVIEW FROM
OCTOBER 31, 2000 TO APRIL 30, 2001

For fixed income investors, the past six-months were generally positive compared to the difficult conditions the stock markets experienced. Interest rates declined--and the timing and pattern of the decline demonstrated the forward-looking nature of the financial markets.

During the closing months of last year, we witnessed a sharp fall in U.S. Treasury rates that reflected an environment of weakening economic data. Meanwhile, the Federal Reserve continued to hold its policy steady, maintaining the overnight funds rate at 6.5 percent. But the markets were well ahead of policymakers by the first week of January. That's when the first of what now totals five, half-percent reductions in the Fed Funds rate took place, including the rate cut on May 15, 2001.

The sum of these events has produced a dramatic steepening of the yield curve throughout the period. Thirty-year treasuries remained unchanged, yielding 5.79 percent. Ten-year notes declined in yield from 5.73 percent to 5.34 percent. And two-year note yields fell from 5.91 percent to 4.28 percent.

Our Strong income portfolios were generally positioned to benefit from both a decline in interest rates and a steepening of the yield curve. We believe that while easier monetary policy continues to unfold, we may see additional yield curve steepening. But we think much of the drama is behind us. The primary issue facing the market right now is just how low the Federal Reserve will take short-term interest rates. Our view is that while economic growth has slowed sharply, the U.S. economy will avoid slipping into a recession. This suggests that short-term rates could drop another percent or so.

We are more positive than many on the near term prospects for the U.S. economy. But we believe it's not likely we will return quickly to the four-percent-plus real growth we experienced over the last few years.

In the past two quarters, real GDP (Growth Domestic Product) growth in the U.S. has slipped to an average of 1.6 percent. And our expectation is that by year-end, we will be back to two-to-three percent growth. A sustained lowering of capital spending and hiring by businesses, as well as a more cautious consumer, would appear to ensure slower growth for the near future.

The fundamentals of the U.S. economy remain solid and easier monetary policy is adding further support. However, new job creation has slowed and we expect wage growth to follow suit soon. Similarly, corporate profit growth has stalled, but current levels of profitability appear to be stable.

Today's economic factors, in our view, point to a generally positive outlook for fixed income markets, and we have positioned our portfolios accordingly.

Corporate credit quality, which has generally been deteriorating, has begun to show signs of stabilizing, and we believe current valuations are fairly good. However, as we have seen in the stock market recently, careful selection--industry to industry and from credit to credit--remains an all-important ingredient to investment success.

As for high-yield bonds, we believe quarter four of 2000 may have been a significant turning point. There are similarities between the current market and 1991. That year, high-yield bonds performed well against a backdrop of deteriorating bond quality--which foreshadowed an upturn in fundamentals in the following year.

Internationally, the bond markets of developed economies around the world have loosely followed the performance patterns of the U.S. fixed income markets. The European central bank just eased monetary policy in response to sluggish economic news. While we're somewhat positive on European credit markets, we believe the best prospects for fixed income investors remain here in the U.S.

That's our current assessment of the fixed income markets. We thank you for investing with Strong and look forward to updating you again soon.

                                        /s/ Bradley C. Tank

                 Strong Advisor Aggressive High-Yield Bond Fund
================================================================================

Your Fund's Approach

The Strong Advisor Aggressive High-Yield Bond Fund seeks total return by investing for a high level of current income and capital growth. The Fund invests, under normal conditions, primarily in medium- and lower-quality corporate bonds. To select securities for the portfolio, the managers focus primarily upon high-yield bonds with positive or improving credit fundamentals. The Fund will typically maintain a dollar-weighted average maturity between five and ten years. The Fund may invest a portion of its assets (up to 20 percent) in common stocks and a portion of its assets (up to 20 percent) in debt obligations that are in default. To a limited extent, the Fund may also invest in convertible securities, foreign securities, and mortgage-backed and asset-backed securities. When a security no longer offers attractive return potential, the managers may sell it.

Top Ten Holdings  As of 4-30-01
-------------------------------------------------------------------------------
Holding                                                     % of Net Assets
Intermedia Communications, Inc.                                        6.3%
Spectrasite Holdings, Inc.                                             5.9%
UnitedGlobalCom, Inc.                                                  4.8%
Avista Corporation                                                     4.5%
Alliance Imaging, Inc.                                                 3.8%
Pacific Gas & Electric Company                                         3.8%
Alamosa, Inc.                                                          3.4%
Chattem, Inc.                                                          3.3%
Adelphia Communications Corporation                                    3.2%
Terra Industries, Inc.                                                 3.1%

Q:   How did your Fund perform?

A: Since its inception in November 2000, the Strong Advisor Aggressive High-Yield Bond Fund's performance has been relatively volatile, as the high-yield bond market became very unsettled over that period. November was a particularly weak month for the market, which allowed the Fund to benefit as it began to invest after the market had capitulated.

     We believe that this period marked the bottom of the high-yield market's nearly two-and-one-half-year period of underperformance relative to other segments of the fixed-income market. January's explosive rally provided evidence to this effect, as high-yield securities performed better than almost every other asset class. Over the past three months, the Fund's performance has been relatively flat, as the market has consolidated January's gains. Overall, the extraordinary volatility of the past five months presented the Fund with an attractive opportunity for investing in bonds that we believe have significant upside potential.

Q: What market conditions, market events, and other factors impacted your Fund's performance?

A: The Federal Reserve has cut interest rates by a total of two percentage points over the past four months, citing concerns over continued economic weakness. By historical measures, the Greenspan-led Fed has acted very aggressively in both the size and rapidity of its easing moves. In our opinion, this action has been warranted, given the speed of the transition from rapid to slow economic growth. In addition, the past few years of access to low-cost equity capital and over-investment in the technology sector have resulted in excess capacity--which, exacerbated by slowing demand, threatens to be a continuing drag on the economy.

     The high-yield bond market suffered in the later months of 2000 in anticipation of economic weakness. The year 2000 marked the worst year the high-yield market had seen since 1990. Additionally, the default rate on high-yield issues accelerated throughout 2000 and is likely to be higher still in 2001. As a result, the risk premium (or difference between the yield on high-yield bonds and that on Treasury securities) rose to historically high levels.

     The high-yield market has experienced a rally in 2001, in apparent anticipation of a rebound in growth as the economy responds to the Fed's rate cuts. This rally in the face of potentially higher default rates is not unprecedented in the market. In 1991, the high-yield market experienced both the highest default rate and the highest total return in its history to date.

Q:   What investment strategies and techniques impacted your Fund's performance?

A: The Fund has benefited since its inception by having a clean slate to work with just as the high-yield market was bottoming out in early December 2000. We were able to take advantage of beaten-down prices in the market, especially in the telecommunications sector. Both the bonds and stocks of wireline telecommunications companies suffered disproportionately in late 2000--and we took advantage of this situation to invest in securities from several of these companies at very low prices. Examples include XO Communications and Intermedia Communications (the latter company is currently in the process of being acquired by WorldCom).

     We also used this opportunity to build exposure to the cable TV sector, particularly European cable providers whose bonds we believe represent better relative value than those of their U.S. counterparts. Cable tends to be relatively recession-resistant, and in addition is benefiting from new revenue streams from such services as digital video and cable modems.

     Outside of the cable and telecom sectors, our investments were more security-specific. We try to identify securities with significant upside potential where we believe there will be a near-term catalyst to realize that upside value. An example is Anchor Glass, whose parent company (Consumers Packaging) is in default of its debt obligations. This default is a catalyst, as we believe it may result in the sale of Anchor Glass--and we believe the security pledged to the bonds will allow us to ultimately recover a significant profit.

Q:   What is your future outlook?

A: After hitting a major bottom toward the end of 2000, the high-yield market appears to us to be poised for more attractive performance over the next year to 18 months. Among the positive factors we see are the Fed's aggressive easing, which should pave the way toward a more stable economic environment. Also, we believe attractive valuation levels should more than offset the higher default rates the market is likely to experience over the next year.

     We thank you for your investment in the Strong Advisor Aggressive High-Yield Bond Fund.

     Jeffrey A. Koch
     Portfolio Co-Manager

     Thomas M. Price
     Portfolio Co-Manager


                     --------------------------------------

                                TOTAL RETURNS/1/

                                  As of 4-30-01


                                   CLASS A/2/
                                   -------
                        Since Inception           13.66%
                             (11-30-00)

                                   CLASS B/2/
                                   ------
                        Since Inception           13.16%
                             (11-30-00)

                                   CLASS C/2/
                                   -------
                        Since Inception           13.06%
                             (11-30-00)

                                   CLASS L/2/
                                   -------
                        Since Inception           13.20%
                             (11-30-00)

                     --------------------------------------

                              PORTFOLIO STATISTICS

                                 As of 4-30-01

                     --------------------------------------
                                    CLASS A
                     30-day annualized yield/3/      13.23%
                     --------------------------------------
                     --------------------------------------
                                    CLASS B
                     30-day annualized yield/3/      12.53%
                     --------------------------------------
                     --------------------------------------
                                    CLASS C
                     30-day annualized yield/3/      12.59%
                     --------------------------------------
                     --------------------------------------
                                    CLASS L
                     30-day annualized yield/3/      12.81%
                     --------------------------------------
                           Average maturity       6.6 years
                     Average quality rating/4/    B

The Fund invests in lower-quality securities that present a significant risk for loss of principal and interest. Securities of the Fund are generally valued at fair value through valuations obtained by a commercial pricing service. Please consider this before investing.
--------------------------------------------------------------------------------

/1/ Total return is not annualized and measures aggregate change in the value of an investment in the Fund, assuming reinvestment of dividends and capital gains. The Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

/2/ Total returns do not reflect the initial load for Class A. Total returns do not reflect the contingent deferred sales charge for Class B and Class C. Total returns do not reflect the initial load and contingent deferred sales charge for Class L. Please consult a prospectus for information about all share classes.

/3/ Yields are historical and do not represent future yields. Yields fluctuate. Yields are as of 4-30-01. Class A has temporarily absorbed expenses of 4.58%. Otherwise, the current yield would have been 8.65%, and returns would have been lower. Class B has temporarily absorbed expenses of 3.92%. Otherwise, the current yield would have been 8.61%, and returns would have been lower. Class C has temporarily absorbed expenses of 4.17%. Otherwise, the current yield would have been 8.42% and returns would have been lower. Class L has temporarily absorbed expenses of 3.30%. Otherwise, the current yield would have been 9.51%, and returns would have been lower.

/4/ For purposes of this average rating, the Fund's short-term debt obligations have been assigned a long-term rating by the Advisor.

Strong Advisor Short Duration Bond Fund
================================================================================


Your Fund's Approach

The Strong Advisor Short Duration Bond Fund seeks total return by investing for a high level of income with a low degree of share-price fluctuation. The Fund invests, under normal conditions, primarily in higher- and medium-quality bonds from U.S. issuers. The Fund may also invest up to 35 percent of its assets in lower-quality, high-yield bonds (commonly referred to as junk bonds). Under normal conditions, the Fund maintains a duration of three years or less. To select bonds for the portfolio, the managers focus on bonds with positive or improving credit fundamentals. To a limited extent, the Fund's managers may also invest in foreign securities. When a bond no longer offers attractive return potential, the managers may sell it.


                    Growth of an Assumed $10,000 Investment
                             From 3-31-94 to 4-30-01

                              [CHART APPEARS HERE]

                                                    Salomon Smith Barney    Lipper Short World
         The Strong Advisor    Lehman Brothers U.S.    1-3 Year World          Multi-Market
           Short Duration     1-3 Year Government/  Government Bond Index      Income Funds
             Bond Fund         Credit Bond Index*     (Currency Hedged)*         Average*
         ------------------   --------------------  ---------------------   ------------------
Mar 94        $10,000                 $10,000              $10,000               $10,000
Sep 94        $10,404                 $10,104              $10,105               $10,058
Mar 95        $10,641                 $10,444              $10,481               $ 9,777
Sep 95        $11,309                 $10,942              $11,018               $10,231
Mar 96        $11,833                 $11,256              $11,390               $10,537
Sep 96        $12,444                 $11,568              $11,791               $10,942
Mar 97        $12,946                 $11,865              $12,089               $11,122
Sep 97        $13,625                 $12,370              $12,503               $11,417
Mar 98        $13,835                 $12,757              $12,841               $11,546
Sep 98        $13,930                 $13,343              $13,303               $11,934
Mar 99        $14,373                 $13,546              $13,559               $12,161
Sep 99        $14,799                 $13,789              $13,696               $12,320
Mar 00        $15,157                 $14,050              $13,860               $12,406
Sep 00        $15,696                 $14,613              $14,157               $12,508
Mar 01        $16,346                 $15,439              $14,700               $12,865
Apr 01        $16,389                 $15,488              $14,690               $12,904

This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the Lehman Brothers U.S. 1-3 Year Government/Credit Bond Index, the Salomon Smith Barney 1-3 Year World Government Bond Index (Currency Hedged), and the Lipper Short World Multi-Market Income Funds Average. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. We are replacing the Salomon Smith Barney 1-3 Year World Government Bond Index (Currency Hedged) with the Lehman Brothers U.S. 1-3 Year Government/Credit Bond Index as we believe the Lehman Brothers U.S. 1-3 Year Government/Credit Bond Index more accurately reflects the Fund's investment program. This graph is based on Class Z shares only; performance for other classes will vary due to differences in fee structures./5/


Q:   How did your Fund perform?

A: The Strong Advisor Short Duration Bond Fund's NAV grew steadily throughout the period as a slower economic growth rate led to a significant decline in short-term interest rates and, therefore, higher bond prices. Corporate bonds, mortgages, and agency securities all outperformed the Treasury market over the six months.


Q: What market conditions, market events, and other factors impacted your Fund's performance?

A: The domestic corporate bond market experienced two very distinct environments over the six-month period. October and November 2000 were very challenging months, with corporate bonds underperforming Treasuries based on investor concerns regarding a weakening U.S. economy.

     With the arrival of January 2001, the Federal Reserve moved to rekindle economic growth by cutting the Fed Funds target rate (in four separate cuts totaling two percentage points). This led investors to regain confidence, looking past announcements of disappointing corporate earnings and toward an improving economy ahead. Both investment-grade and high-yield corporate bonds subsequently outperformed Treasury and mortgage securities by a wide margin.


Q:   What investment strategies and techniques impacted your Fund's performance?

A: The Fund's performance reflects its transition away from a global approach and toward an emphasis on domestic fixed-income securities. Because the Fund continued this transition over the six-month period, it missed out on some of the strong outperformance that has been recorded in the domestic corporate bond market since the beginning of the calendar year.

Q:   What is your future outlook?

A: We believe the near-term economic outlook supports further interest-rate reductions. With consumer price inflation low at 2.7 percent over the past 12 months, the Federal Reserve retains ample flexibility to lower interest rates, spurring economic growth without igniting inflation. We believe the Fed's cuts may still be sufficient to trigger a modest rally in short- and intermediate-term bonds.

     In our analysis, the corporate bond sector continues to represent the best return potential among the fixed-income marketplace. Corporates still offer very attractive yields relative to historical levels, and the corporate bond sector typically provides its strongest relative performance during and immediately after periods of Fed easing.

     Thank you for your investment. We appreciate your continued confidence.

     Bradley C. Tank
     Portfolio Co-Manager

     Jeffrey A. Koch
     Portfolio Co-Manager


                  --------------------------------------------

                              PORTFOLIO STATISTICS
                                 As of 4-30-01

                  --------------------------------------------
                                    CLASS A
                  30-day annualized yield/1/         5.35%
                  --------------------------------------------
                  --------------------------------------------
                                    CLASS B
                  30-day annualized yield/1/         4.44%
                  --------------------------------------------
                  --------------------------------------------
                                    CLASS C
                  30-day annualized yield/1/         4.62%
                  --------------------------------------------
                  --------------------------------------------
                                    CLASS L
                  30-day annualized yield/1/         4.33%
                  --------------------------------------------
                  --------------------------------------------
                                    CLASS Z
                  30-day annualized yield/1/         5.42%
                  --------------------------------------------
                         Average maturity/2/         2.2 years
                   Average quality rating/3/         A


                                 AVERAGE ANNUAL
                                  TOTAL RETURNS

                                  As of 4-30-01

                                   CLASS A/4/
                                   -------
                           1-year               5.28%
                           3-year               4.89%
                           5-year               5.99%
                  Since Inception               6.88%
                        (3-31-94)

                                   CLASS B/4/
                                   -------
                           1-year               1.59%
                           3-year               3.51%
                           5-year               5.20%
                  Since Inception               6.29%
                        (3-31-94)
                                    CLASS C/4/
                                    -------
                           1-year               6.73%
                           3-year               4.76%
                           5-year               5.56%
                  Since Inception               6.31%
                        (3-31-94)

                                   CLASS L/4/
                                   -------
                           1-year               4.78%
                           3-year               4.54%
                           5-year               5.48%
                  Since Inception               6.30%
                         (3-31-94)

                                   CLASS Z/5/
                                   -------
                           1-year               7.68%
                           3-year               5.69%
                           5-year               6.47%
                  Since Inception               7.22%
                        (3-31-94)

The Fund invests a portion of its assets in lower-quality securities that present a significant risk for loss of principal and interest. Please consider this before investing.

From time to time, the Fund's advisor has waived its management fee and/or absorbed fund expenses, which has resulted in higher yields and returns.

/1/ Yields are historical and do not represent future yields. Yields fluctuate.
    Yields are as of 4-30-01. Class A has temporarily absorbed expenses of 0.54%. Otherwise, the current yield would have been 4.81%, and returns would have been lower. Class B has temporarily absorbed expenses of 0.29%. Otherwise, the current yield would have been 4.15%, and returns would have been lower. Class C has temporarily absorbed expenses of 0.31%. Otherwise, the current yield would have been 4.31%, and returns would have been lower. Class L has temporarily absorbed expenses of 0.31%. Otherwise, the current yield would have been 4.02%, and returns would have been lower.

/2/ The Fund's average maturity includes the effect of futures.

/3/ For purposes of this average rating, the Fund's short-term debt obligations have been assigned to a long-term rating by the Advisor.

/4/ Average annual total returns reflect the effect of the maximum sales charge of 2.25% for Class A, the applicable contingent deferred sales charge of 5.00% in year 1 and eliminated after year 6 for Class B, the applicable contingent deferred sales charge of 1.00% and eliminated after 12 months for Class C, and the maximum sales charge of 1.00% and the applicable contingent deferred sales charge of 1.00% and eliminated after 18 months for Class L. The performance of the Class A, B, C, and L shares is based on the performance of the Fund's Class Z shares (formerly Retail Class shares) prior to 11-30-00. The performance of the Class A shares is restated to reflect the load and the different expenses of the Class A shares. The performance of the Class B shares is restated to reflect the contingent deferred sales charge and the different expenses of the Class B shares, as applicable. The performance of the Class C shares is restated to reflect the contingent deferred sales charge and the different expenses of the Class C shares, as applicable. The performance of the Class L shares is restated to reflect the load, contingent deferred sales charge, and different expenses of the Class L shares, as applicable.

/5/ Performance information is for Class Z shares (formerly Retail Class shares). The Strong Advisor Short Duration Bond Fund Class Z shares are closed to new accounts, though the Fund may continue to offer its shares to certain company-sponsored retirement plans, institutional investors meeting specific eligibility requirements, and other limited groups as described in the prospectus. Please consult a prospectus for information about all share classes.

* The Lehman Brothers U.S. 1-3 year Government/Credit Bond Index is an unmanaged index generally representative of government and investment-grade corporate securities with maturities of one to three years. The Salomon Smith Barney 1-3 Year World Government Bond Index (Currency Hedged) is an unmanaged index generally representative of short-term global fixed income government securities. Rolling one-month forward exchange contracts are used as the hedging instrument. The Lipper Short World Multi-Market Income Funds Average represents funds that invest in non-U.S. dollar and U.S. dollar debt instruments and, by policy, keep a dollar-weighted average maturity of less than five years. Source of the Lehman index data is Bloomberg. Source of the Salomon index data is Salomon Smith Barney. Source of the Lipper data is Lipper Inc.

Strong Advisor Bond Fund
================================================================================

Your Fund's Approach

The Strong Advisor Bond Fund seeks total return by investing for a high level of current income with a moderate degree of share-price fluctuation. The Fund invests, under normal conditions, primarily in higher- and medium-quality corporate, mortgage-, and asset-backed, U.S. government (and its agencies and instrumentalities), and foreign government bonds. The Fund's duration will normally vary between three and six years. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may also invest up to 20% of its assets in lower-quality, high-yield bonds (commonly referred to as junk bonds). These high-yield bonds may be either U.S. or foreign securities. In addition, the Fund may use futures contracts for hedging and risk management purposes. To a limited extent, the Fund may invest in mortgage-backed and asset-backed securities and dollar-denominated foreign securities. To select bonds for the portfolio, the managers engage in rigorous, security-by-security research as well as thorough analysis of general economic conditions. Generally, quantitative analysis (focused on such factors as duration, yield spreads, and yield curves) drives issue selection in the Treasury and mortgage marketplace, and proactive credit research drives corporate issue selection. When a bond no longer offers attractive return potential, the managers may sell it.

                     Growth of an Assumed $10,000 Investment
                            From 12-31-96 to 4-30-01

                              [CHART APPEARS HERE]


                                 Lehman Brothers    Lipper Intermediate
             The Strong Advisor   U.S. Aggregate   Investment Grade Debt
                  Bond Fund         Bond Index*        Funds Index*
             ------------------  ---------------   ---------------------
 Dec 96            $10,000            $10,000             $10,000
 Mar 97            $10,655            $ 9,944             $ 9,948
 Jun 97            $11,032            $10,309             $10,294
 Sep 97            $11,526            $10,652             $10,621
 Dec 97            $11,886            $10,965             $10,879
 Mar 98            $12,196            $11,136             $11,048
 Jun 98            $12,451            $11,396             $11,289
 Sep 98            $12,900            $11,878             $11,722
 Dec 98            $13,174            $11,918             $11,735
 Mar 99            $13,211            $11,859             $11,688
 Jun 99            $13,103            $11,755             $11,569
 Sep 99            $13,155            $11,834             $11,643
 Dec 99            $13,347            $11,820             $11,620
 Mar 00            $13,556            $12,081             $11,849
 Jun 00            $13,830            $12,291             $12,003
 Sep 00            $14,225            $12,662             $12,355
 Dec 00            $14,568            $13,194             $12,850
 Mar 01            $15,120            $13,595             $13,253
 Apr 01            $15,062            $13,538             $13,182

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with a similar investment in the Lehman Brothers U.S. Aggregate Bond Index and the Lipper Intermediate Investment Grade Debt Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. This graph is based on Institutional Class shares only; performance for other classes will vary due to differences in fee structures.

Q:   How did your Fund perform?

A: For the six-month period, the Strong Advisor Bond Fund slightly underperformed its benchmark, the Lehman Brothers U.S. Aggregate Bond Index. This performance was the result of offsetting factors. The largest drag on performance occurred within the high-yield portion of the fund in the closing months of 2000. The difficult market for these securities at the time adversely impacted the returns on the entire portfolio. Positive factors at work within the fund for the period included maintaining a slightly above-benchmark sensitivity to interest rates and the overweighting of the short end of the yield curve.

Q: What market conditions, market events, and other factors impacted your Fund's performance?

A: The past six months have proven to be a generally positive environment for fixed-income investments, in contrast to the difficult conditions evident in the equity markets. Interest rates have declined, though the timing and pattern of these declines typifies the forward-looking nature of financial markets.

     The closing months of last year witnessed a sharp decline in U.S. Treasury rates against a backdrop of weakening economic data. The deceleration of the U.S. economy in the second half of 2000 struck fear into the corporate bond markets, causing corporate bonds, especially high-yield corporates, to underperform Treasuries last year to a degree not seen since the recession years of 1990 and 1991.

     Late in 2000, Federal Reserve policy
remained steady with the overnight funds rate at 6.50 percent. Change came quickly in the first week of January 2001, however, when the Fed made the first of four half-percentage-point reductions in the Fed Funds rate for the period. The sum of these events has produced a dramatic steepening of the yield curve throughout the period. Thirty-year Treasuries remained unchanged, yielding 5.79 percent, as 10-year note yields declined to 5.34 percent from 5.73 percent, and two-year note yields fell to 4.28 percent from 5.91 percent.

While we are more positive than many with regard to the near-term prospects for the economy, we don't believe there's likely to be a quick return to the high levels of real growth seen over much of the past few years. Sustained reductions in capital spending and hiring by businesses, along with a more cautious consumer, all but ensure slower growth for the foreseeable future.

                    ---------------------------------------

                              PORTFOLIO STATISTICS
                                 As of 4-30-01

                    ---------------------------------------
                                    CLASS A
                    30-day annualized yield/1/        5.76%
                    ---------------------------------------
                    ---------------------------------------
                                    CLASS B
                    30-day annualized yield/1/        5.00%
                    ---------------------------------------
                    ---------------------------------------
                                    CLASS C
                    30-day annualized yield/1/        5.30%
                    ---------------------------------------
                    ---------------------------------------
                                    CLASS L
                    30-day annualized yield/1/        5.34%
                    ---------------------------------------
                    ---------------------------------------
                                    CLASS Z
                    30-day annualized yield/1/        6.32%
                    ---------------------------------------
                    ---------------------------------------
                              INSTITUTIONAL CLASS
                    30-day annualized yield/1/        6.83%
                    ---------------------------------------
                       Average maturity/2/       7.0 years
                                Average
                         quality rating/3/       AA



                          AVERAGE ANNUAL TOTAL RETURNS

                                 As of 4-30-01

                                   CLASS A/4/
                                   -------
                           1-year               5.29%
                           3-year               4.78%
                  Since Inception               8.00%
                       (12-31-96)

                                   CLASS B/4/
                                   -------
                           1-year               4.55%
                           3-year               4.46%
                  Since Inception               8.00%
                       (12-31-96)

                                   CLASS C/4/
                                   -------
                           1-year               9.50%
                           3-year               5.63%
                  Since Inception               8.34%
                       (12-31-96)

                                   CLASS L/4/
                                   -------
                           1-year               7.66%
                           3-year               5.54%
                  Since Inception               8.37%
                       (12-31-96)

                                   CLASS Z/5/
                                   -------
                           1-year               10.60%
                           3-year                6.86%
                  Since Inception                9.61%
                       (12-31-96)

                             INSTITUTIONAL CLASS/6/
                             -------------------
                           1-year               11.12%
                           3-year                7.17%
                  Since Inception                9.91%
                       (12-31-96)


The Fund invests a portion of its assets in lower-quality securities that present a significant risk for loss of principal and interest. Please consider this before investing.


From time to time, the Fund's advisor has waived its management fee and/or absorbed Fund expenses, which has resulted in higher yields and returns.

/1/ Yields are historical and do not represent future yields. Yields fluctuate.
    Yields are as of 4-30-01.

/2/ The Fund's average maturity includes the effect of futures and when-issued securities.

/3/ For purposes of this average rating, the Fund's short-term debt obligations have been assigned a long-term rating by the Advisor.

/4/ Average annual total returns reflect the effect of the maximum sales charge of 4.50% for Class A; the applicable contingent deferred sales charge of 5.00% in year 1 and eliminated after year 6 for Class B; the applicable contingent deferred sales charge of 1.00% and eliminated after 12 months for Class C; and the maximum sales charge of 1.00% and the applicable contingent deferred sales charge, which is 1.00% and eliminated after 18 months for Class L. The performance of the Class A shares prior to 11-30-00 is based on the performance of the Fund's Institutional Class shares from inception through 8-30-99, restated to reflect the load of the Class A shares and recalculated to reflect the higher expenses associated with Advisor Class shares and the historical performance of the Fund's Advisor Class shares from 8-31-99 to 11-29-00. The performance of the Class B shares is based on the performance of the Fund's Institutional Class shares prior to 11-30-00, restated to reflect the contingent deferred sales charge and the different expenses of the Class B shares, as applicable. The performance of the Class C shares is based on the performance of the Fund's Institutional Class shares prior to 11-30-00 restated to reflect the contingent deferred sales charge and the different expenses of the Class C shares, as applicable. The performance of the Class L is based on the performance of the Fund's Institutional Class shares prior to 11-30-00, restated to reflect the load, contingent deferred sales charge, and the different expenses of the Class L shares, as applicable. Please consult a prospectus for information about all share classes.

/5/ The performance of the Class Z shares prior to 11-30-00 is based on the performance of the Fund's Institutional Class shares from inception through 8-30-99, recalculated to reflect the higher expenses associated with Investor Class shares and the historical performance of the Fund's Investor Class shares from 8-31-99 to 11-29-00. The Strong Advisor Bond Fund Class Z shares are closed to new accounts, though the Fund may continue to offer its shares to certain company-sponsored retirement plans, institutional investors meeting specific eligibility requirements, and other limited groups as described in the prospectus. Please consult a prospectus for information about all share classes.

/6/ Performance information is for Institutional Class shares. Please consult a prospectus for information about all share classes.

  * The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index composed of investment-grade securities from the Lehman Brothers U.S. Government/ Credit Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index. The Lipper Intermediate Investment Grade Debt Funds Index is an equally weighted performance index of the largest qualifying funds in this Lipper category. Source of the Lehman index data is Standard& Poor's Micropal. Source of the Lipper index data is Lipper Inc.

================================================================================

Q:   What investment strategies and techniques impacted your Fund's performance?

A: We generally positioned the portfolio to benefit from both a decline in interest rates and a steepening of the yield curve. The primary issue that the market is confronting right now is just how low the Federal Reserve will take the Fed Funds rate in the present cycle. Our view is that while economic growth has decelerated sharply, the U.S. economy will avoid slipping into a recession. This suggests that short-term rates could drop another percentage point or so.

     As calendar year 2000 came to a close, our view was that credit markets were fully discounting a severe downturn in the economy--clearly a worst-case scenario. We entered the period more defensively positioned in corporate bonds than we are currently. While a challenging economic environment means that careful credit selection among corporates is imperative, we believe valuations in this sector are compelling.

     As we have seen in the stock market recently, uneven economic performance has translated into widely disparate returns from industry to industry and from credit to credit. In the recent period, we have de-emphasized investments that are highly dependent upon sustaining robust economic growth, including bonds issued by paper and steel companies. We have focused more attention on areas that are more resilient to economic slowing, such as health care, cable TV, and consumer staples.


Q:   What is your future outlook?

A: The fundamental underpinnings of the U.S. economy remain solid, despite recent slowing, and easier monetary policy from the Fed adds further support. New-job creation has slowed, and wage growth should soon follow. Similarly, corporate profit growth has stalled, but current levels of profitability appear to be sustainable. All of these factors point to a generally positive environment for fixed-income investments.

     Thank you for your investment in the Strong Advisor Bond Fund.


     Bradley C. Tank
     Portfolio Co-Manager

     Jeffrey A. Koch
     Portfolio Co-Manager

Bond Glossary
================================================================================

Bond Quality Ratings -- There are services that analyze the financial condition of a bond's issuer and then assign it a rating. The best-known rating agencies are Standard and Poor's (S&P) and Moody's. The highest-quality bonds are rated AAA (S&P) or Aaa (Moody's). The scale descends to AA, A, then BBB, and so on, down to D. Bonds with a rating of BBB or higher are considered "investment grade." Bonds rated BB and below are considered "junk bonds." Typically, the lower a bond's rating, the higher yield it must pay in order to compensate the bondholder for the added risk.

Maturity -- Like a loan, a bond must be paid off on a certain date. A bond's maturity is the time remaining until it is paid off. Bonds typically mature in a range from overnight to 30 years from now. Typically, bonds with longer maturities will have higher yields and larger price changes in reaction to interest rate changes. In rare situations, shorter-term bonds will have higher yields; this is known as an inverted yield curve (see definition on this page).

Duration -- Duration is similar to maturity, but also accounts for the semiannual interest payments made by most bonds. Duration is a useful tool for determining a bond's or a bond fund's sensitivity to interest rate changes. The higher the duration, the more a bond's price will fluctuate when interest rates change.

Treasury Spread -- The Treasury spread is the difference in yield between a Treasury bond (issued by the federal government) and a bond with an equal maturity but from another category, such as a corporate bond. This calculation is used to measure the prices of corporate bonds, mortgage-backed securities, and other non-government issues relative to Treasuries. Higher spreads occur in uncertain times, when investors buy Treasuries for their safety and sell other types of bonds.

Yield -- Yield is the income your investment is generating. It is calculated by taking the income paid by a bond in a given period of time (often 30 days), annualizing it, and stating it as a percentage of the money invested.

Yield Curve -- The yield curve is a graph that plots the yields of Treasury bonds against their maturities. Under normal circumstances, this line will slope upward, reflecting longer-maturity bonds having higher yields. In rare circumstances, such as in a time of deflation, the yield curve may slope downward, or "invert." The steepness of the yield curve shifts depending on economic trends and outlooks. Properly positioned, a bond investor can profit from these shifts.

SCHEDULES OF INVESTMENTS IN SECURITIES                April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                  STRONG ADVISOR AGGRESSIVE HIGH-YIELD BOND

                                                          Shares or
                                                          Principal     Value
                                                           Amount      (Note 2)
--------------------------------------------------------------------------------
Corporate Bonds 66.1%
Airgate PCS, Inc. Senior Subordinated Discount
  Notes, Zero %, Due 10/01/09 (Rate Reset
  Effective 10/01/04)                                      $ 75,000   $   44,625
Aladdin Gaming Holdings LLC/Aladdin Capital
  Corporation Senior Discount Notes, Zero %,
  Due 3/01/10 (Rate Reset Effective 3/01/03)                300,000       88,500
Alamosa, Inc. Senior Notes,
  12.50%, Due 2/01/11 (b)                                   185,000      182,687
Alliance Imaging, Inc. Senior Subordinated
  Notes, 10.375%, Due 4/15/11 (b)                           200,000      204,000
Ameristar Casinos, Inc. Senior Subordinated
  Notes, 10.75%, Due 2/15/09 (b)                            130,000      133,900
Anchor Glass Container Corporation First
  Mortgage Notes, 11.25%, Due 4/01/05                       100,000       77,500
Avista Corporation Senior Notes,
  9.75%, Due 6/01/08(b)                                     235,000      242,316
Chattem, Inc. Senior Subordinated Notes,
  8.875%, Due 4/01/08                                       200,000      176,500
Dresser, Inc. Senior Subordinated Notes,
  9.375%, Due 4/15/11 (b)                                   100,000      102,500
Emmis Escrow Corporation Senior Discount
  Notes, Zero %, Due 3/15/11 (Rate Reset
  Effective 3/15/06) (b)                                    250,000      142,500
GT Group Telecom, Inc. Senior Yankee
  Discount Notes, Zero %, Due 2/01/10 (Rate
  Reset Effective 2/01/05)                                  275,000       96,250
Graham Packaging Holdings Company/GPC
  Capital Corporation I Senior Subordinated
  Notes, Series B, 8.75%, Due 1/15/08                       100,000       70,500
Hyperion Telecommunications, Inc. Senior
  Discount Notes, 13.00%, Due 4/15/03                       150,000      114,000
Jostens, Inc. Senior Subordinated Notes,
  12.75%, Due 5/01/10                                       100,000      101,500
Levi Strauss & Company Senior Notes,
  11.625%, Due 1/15/08                                      160,000      160,800
Metromedia Fiber Network, Inc. Senior Notes,
  10.00%, Due 12/15/09                                       50,000       32,625
Microcell Telecommunications, Inc. Senior
  Discount Yankee Notes, Series B, Zero %,
  Due 6/01/06 (Rate Reset Effective 12/01/01)               100,000       84,500
NATG Holdings LLC/Orius Capital Corporation
  Senior Subordinated Notes, Series B,
  12.75%, Due 2/01/10                                       100,000       55,500
Nextlink Communications, Inc. Senior Notes,
  10.75%, Due 6/01/09                                       200,000      100,000
Ono Finance PLC Yankee Units,
  14.00%, Due 2/15/11 (b)                                   175,000      156,625
Riverwood International Corporation Senior
  Subordinated Notes, 10.875%, Due 4/01/08                  100,000       96,500
Spectrasite Holdings, Inc. Senior Discount Notes:
  Zero %, Due 4/15/09 (Rate Reset
  Effective 4/15/04)                                        200,000      107,000
  Series B, Zero %, Due 3/15/10 (Rate Reset
  Effective 3/15/05)                                        200,000      100,000
Terra Industries, Inc. Senior Notes, Series B,
  10.50%, Due 6/15/05                                       200,000      167,000
Town Sports International, Inc. Senior Notes,
  Series B, 9.75%, Due 10/15/04                              50,000       50,375
Tri-State Outdoor Media Group, Inc. Senior
  Notes, 11.00%, Due 5/15/08                                100,000       80,500
Tritel PCS, Inc. Senior Subordinated Notes,
  10.375%, Due 1/15/11 (b)                                  125,000      116,875
United International Holdings, Inc. Senior
  Secured Discount Notes, Series B, Zero %,
  Due 2/15/08 (Rate Reset Effective 2/15/03)                350,000      173,250
United Pan-Europe Communications NV Senior
  Yankee Notes, Series B, 11.25%, Due 2/01/10                50,000       33,250
United Rentals North America, Inc. Senior
  Notes, 10.75%, Due 4/15/08 (b)                             50,000       50,563
Venetian Casino Resort LLC/Las Vegas Sands,
  Inc. Secured Mortgage Notes,
  12.25%, Due 11/15/04                                       50,000       53,500
Venetian Casino Resort LLC/Las Vegas Sands,
  Inc. Senior Subordinated Notes,
  14.25%, Due 11/15/05                                      100,000      104,750
Williams Communications Group, Inc. Senior
  Notes, 11.875%, Due 8/01/10                                50,000       23,250
--------------------------------------------------------------------------------
Total Corporate Bonds (Cost $3,548,302)                                3,524,141
--------------------------------------------------------------------------------
Convertible Bonds 3.6%
ACT Manufacturing, Inc. Subordinated Notes,
  7.00%, Due 4/15/07                                        150,000       94,500
Total Renal Care Holdings, Inc. Subordinated
  Notes, 5.625%, Due 7/15/06                                100,000       96,125
--------------------------------------------------------------------------------
Total Convertible Bonds (Cost $185,144)                                  190,625
--------------------------------------------------------------------------------
Preferred Stocks 14.1%
Adelphia Communications Corporation
  13.00%, Series B                                            1,000       98,250
Global Crossing Holdings, Ltd. 10.50% Senior
  Exchangeable                                                1,000       87,750
Intermedia Communications, Inc.
  13.50% Series B Exchangeable                                  377      333,927
NTL, Inc. 13.00% Series B Senior Exchangeable                   186      143,569
XO Communications, Inc.
  14.00% Senior Exchangeable                                  6,807       86,792
--------------------------------------------------------------------------------
Total Preferred Stocks (Cost $822,415)                                   750,288
--------------------------------------------------------------------------------
Common Stocks 6.4%
Adelphia Communications Corporation
  Class A (f)                                                 2,000       72,720
Hollywood Casino Corporation Class A (f)                        750        8,205
Spanish Broadcasting System, Inc. (f)                         4,000       24,480
Spectrasite Holdings, Inc. (f)                               10,865      108,867
UnitedGlobalCom, Inc. Class A (f)                             5,300       84,946
WorldCom, Inc. (f)                                            2,500       45,625
--------------------------------------------------------------------------------
Total Common Stocks (Cost $295,394)                                      344,843
--------------------------------------------------------------------------------
Warrants 0.2%
Aladdin Gaming Enterprises, Inc.,
  Expire 3/01/10 (b)                                          3,000           30
GT Group Telecom, Inc., Expire 2/01/10
  (Acquired 12/01/00 - 2/20/01; Cost $13,250) (b)               275        7,562
Jostens, Inc., Expire 5/01/10                                   100        2,013
--------------------------------------------------------------------------------
Total Warrants (Cost $15,280)                                              9,605
--------------------------------------------------------------------------------

Short-Term Investments (a) 5.4%
Corporate Bonds 3.8%
Pacific Gas & Electric Company First and
  Refunding Mortgage Notes,
  7.875%, Due 3/01/02                                      $225,000      203,625

----------------------------------------------------------------------------------------------------------
                         STRONG ADVISOR AGGRESSIVE HIGH-YIELD BOND (continued)

                                                                              Shares or
                                                                              Principal           Value
                                                                                Amount           (Note 2)
----------------------------------------------------------------------------------------------------------
Repurchase Agreements 1.6%
State Street Bank (Dated 4/30/01),
  4.25%, Due 5/01/01 (Repurchase proceeds
  $85,410); Collateralized by: United States
  Government & Agency Issues (d)                                               $85,400         $   85,400
----------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $299,274)                                                       289,025
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $5,165,809) 95.8%                                          5,108,527
Other Assets and Liabilities, Net 4.2%                                                             221,845
----------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                               $5,330,372
==========================================================================================================


                                         STRONG ADVISOR BOND FUND

                                                                              Shares or
                                                                              Principal           Value
                                                                                Amount           (Note 2)
----------------------------------------------------------------------------------------------------------
Corporate Bonds 39.4%
@Entertainment, Inc. Senior Discount Notes,
  Series B, Zero %, Due 2/01/09 (Rate Reset
  Effective 2/01/04) (b)                                                     $1,000,000         $  490,000
AES Corporation Senior Notes,
  9.375%, Due 9/15/10                                                           825,000            860,063
AOL Time Warner, Inc. Bonds,
  7.625%, Due 4/15/31                                                         3,035,000          3,051,853
AOL Time Warner, Inc. Notes,
  6.125%, Due 4/15/06                                                         3,070,000          3,058,334
APCOA/Standard Parking, Inc. Senior
  Subordinated Notes, 9.25%, Due 3/15/08                                      1,500,000            682,500
AT&T Wireless Services, Inc. Senior Notes:
  7.875%, Due 3/01/11 (b)                                                     1,230,000          1,236,299
  8.75%, Due 3/01/31 (b)                                                      3,290,000          3,386,588
Adelphia Communications Corporation Senior
  Notes, 10.875%, Due 10/01/10                                                  595,000            630,700
Air Canada, Inc. Senior Yankee Notes,
  10.25%, Due 3/15/11 (b)                                                       855,000            837,900
Aladdin Gaming Holdings LLC/Aladdin Capital
  Corporation Senior Discount Notes, Zero %,
  Due 3/01/10 (Rate Reset Effective 3/01/03)                                    920,000            271,400
Allied Waste North America, Inc. Senior Secured
  Notes, 8.875%, Due 4/01/08 (b)                                              1,020,000          1,060,800
Allied Waste North America, Inc. Senior
  Subordinated Notes, 10.00%, Due 8/01/09                                       360,000            373,950
American Tower Corporation Senior Notes,
  9.375%, Due 2/01/09 (b)                                                       685,000            686,713
Ameristar Casinos, Inc. Senior Subordinated
  Notes, 10.75%, Due 2/15/09 (b)                                              1,020,000          1,050,600
Anthony Crane Rental LP/Anthony Crane
  Capital Corporation Senior Notes,
  10.375%, Due 8/01/08                                                          450,000            200,813
Asia Global Crossing, Ltd. Senior Yankee Notes,
  13.375%, Due 10/15/10 (b)                                                     875,000            835,625
Avencia Group PLC Yankee Notes,
  11.00%, Due 7/01/09                                                           845,000            895,700
BRL Universal Equipment Corporation Senior
  Secured Notes, 8.875%, Due 2/15/08 (b)                                        605,000            620,125
Burlington Resources, Inc. Debentures,
  7.375%, Due 3/01/29                                                         1,000,000          1,003,402
William Carter Senior Subordinated Notes,
  Series A, 10.375%, Due 12/01/06                                               895,000            930,800
Cendant Corporation Notes,
  7.75%, Due 12/01/03                                                         4,112,000          4,144,390
Charter Communications Holdings LLC/Charter
  Communications Holdings Capital
  Corporation Senior Notes,
  10.00%, Due 4/01/09                                                         1,485,000          1,570,387
Chattem, Inc. Senior Subordinated Notes,
  8.875%, Due 4/01/08                                                           245,000            216,212
Chesapeake Energy Corporation Senior Notes,
  7.875%, Due 3/15/04                                                           815,000            819,075
Choctaw Resort Development Enterprises Senior
  Notes, 9.25%, Due 4/01/09 (b)                                                 910,000            942,987
Continental Airlines Pass-Thru Trust Certificates,
  Series 2001-1, Class A-1, 6.703%, Due 6/15/21                               3,055,000          3,002,423
DTE Energy Company Variable Rate Notes,
  6.17%, Due 6/15/38 (Remarketing
  Date 6/15/03) (b)                                                             845,000            856,794
DaimlerChrysler North America Holding
  Corporation Notes, 8.50%, Due 1/18/31                                       3,015,000          3,105,941
Delhaize America, Inc. Notes,
  7.375%, Due 4/15/06 (b)                                                     3,440,000          3,482,938
Duke Energy Field Services LLC Notes,
  7.50%, Due 8/16/05                                                          1,475,000          1,533,729
Dynegy Holdings, Inc. Senior Notes,
  6.875%, Due 4/01/11                                                         2,980,000          2,923,893
ESAT Telecom Group PLC Senior Yankee Notes:
  Zero %, Due 2/01/07 (Rate Reset
  Effective 2/01/02)                                                          1,380,000          1,402,425
  Series B, 11.875%, Due 12/01/08                                             6,485,000          7,604,311
Echostar Broadband Corporation Senior Notes,
  10.375%, Due 10/01/07                                                         700,000            726,250
Felcor Lodging LP Senior Notes,
  9.50%, Due 9/15/08 (b)                                                        385,000            403,287
Ford Motor Credit Company Bonds,
  7.375%, Due 2/01/11                                                         1,950,000          2,001,394
Ford Motor Credit Company Notes,
  6.875%, Due 2/01/06                                                         6,040,000          6,152,737
Fox Family Worldwide, Inc. Senior Notes,
  9.25%, Due 11/01/07                                                           560,000            565,600
Fresenius Medical Care Capital Trust II Units,
  7.875%, Due 2/01/08                                                           570,000            554,325
GT Group Telecom, Inc. Senior Yankee Discount
  Notes, Zero %, Due 2/01/10 (Rate Reset
  Effective 2/01/05)                                                          1,420,000            497,000
General Binding Corporation Senior
  Subordinated Notes, 9.375%, Due 6/01/08                                       325,000            251,875
General Motors Corporation Notes,
  7.20%, Due 1/15/11                                                          1,815,000          1,837,798
Global Crossing Holdings, Ltd. Senior
  Yankee Notes:
  8.70%, Due 8/01/07 (b)                                                        680,000            627,300
  9.125%, Due 11/15/06                                                        1,270,000          1,212,850
Graham Packaging Holdings Company/GPC
  Capital Corporation II Senior Discount Notes,
  Zero %, Due 1/15/09 (Rate Reset
  Effective 1/15/03)                                                          1,350,000            573,750
Gulf Canada Resources, Ltd. Yankee Notes,
  7.125%, Due 1/15/11                                                         1,750,000          1,740,204
HCA-The Healthcare Company Notes:
  8.36%, Due 4/15/24                                                          1,000,000            966,312
  8.75%, Due 9/01/10                                                            570,000            616,237
Hollywood Casino Corporation Senior Secured
  Notes, 11.25%, Due 5/01/07                                                    735,000            793,800
Horseshoe Gaming Holding Corporation
  Senior Subordinated Notes, Series B,
  8.625%, Due 5/15/09                                                           480,000            483,600

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)    April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                         STRONG ADVISOR BOND FUND (continued)


                                                       Shares or
                                                       Principal        Value
                                                        Amount        (Note 2)
--------------------------------------------------------------------------------
Hyperion Telecommunications, Inc. Senior
  Discount Notes, 13.00%, Due 4/15/03                $  660,000     $  501,600
Insight Communications, Inc. Senior Discount
  Notes, Zero %, Due 2/15/11 (Rate Reset
  Effective 2/15/06) (b)                                690,000        393,300
International Bank for Reconstruction and
  Development Unsubordinated Yankee Notes,
  7.00%, Due 1/27/05                                  1,500,000      1,587,570
International Game Technology Senior Notes,
  8.375%, Due 5/15/09                                   810,000        838,350
Iron Mountain, Inc. Senior Subordinated Notes,
  8.625%, Due 4/01/13                                 1,230,000      1,242,300
Jostens, Inc. Senior Subordinated Notes,
  12.75%, Due 5/01/10                                   680,000        690,200
Kellogg Company Notes, 6.00%, Due 4/01/06 (b)         2,100,000      2,084,011
Level 3 Communications, Inc. Senior Notes,
  11.00%, Due 3/15/08                                 1,020,000        706,350
Levi Strauss & Company Senior Notes,
  11.625%, Due 1/15/08                                1,000,000      1,005,000
Lyondell Chemical Company Senior Secured
  Notes, Series A, 9.625%, Due 5/01/07                  770,000        798,875
MCI Communications Corporation Senior
  Debentures, 7.125%, Due 6/15/27                       605,000        610,181
Metromedia Fiber Network, Inc. Senior Notes,
  10.00%, Due 12/15/09                                1,080,000        704,700
MetroNet Communications Corporation
  Senior Yankee Notes:
  10.625%, Due 11/01/08                               2,600,000      2,822,734
  12.00%, Due 8/15/07                                 1,255,000      1,382,917
Motors and Gears, Inc. Senior Notes, Series C,
  10.75%, Due 11/15/06                                  750,000        746,250
NATG Holdings LLC/Orius Capital Corporation
  Senior Subordinated Notes, Series B,
  12.75%, Due 2/01/10                                   670,000        371,850
NTC Capital I Floating Rate Notes,
  5.28%, Due 1/15/27                                    735,000        663,199
NTL Communications Corporation Senior
  Notes, Series B, 11.50%, Due 10/01/08                 575,000        488,750
News America, Inc. Senior Debentures,
  7.125%, Due 4/08/28                                 4,230,000      3,633,959
Nextel Communications, Inc. Senior Serial
  Notes, 9.375%, Due 11/15/09                           590,000        489,700
Nextlink Communications, Inc. Senior Notes,
  10.75%, Due 6/01/09                                 1,300,000        650,000
Norcen Energy Resources, Ltd. Yankee
  Debentures, 7.375%, Due 5/15/06                     1,435,000      1,506,150
Ono Finance PLC Yankee Units,
  14.00%, Due 2/15/11 (b)                               675,000        604,125
Park Place Entertainment Corporation Senior
  Subordinated Notes, 9.375%, Due 2/15/07               700,000        733,250
Pegasus Communications Corporation Senior
  Notes, Series B, 12.50%, Due 8/01/07                  730,000        740,950
Philip Morris Companies, Inc. Debentures,
  7.75%, Due 1/15/27                                  3,180,000      3,148,677
Philip Morris Companies, Inc. Notes,
  6.95%, Due 6/01/06                                  2,895,000      2,897,325
Premier International Foods PLC Senior Yankee
  Notes, 12.00%, Due 9/01/09                            720,000        723,600
Qwest Capital Funding, Inc. Bonds,
  7.75%, Due 2/15/31 (b)                              3,155,000      3,155,180
R&B Falcon Corporation Senior Notes, Series B,
  6.95%, Due 4/15/08                                  2,280,000      2,281,158
Rhythms NetConnections, Inc. Senior Notes,
  12.75%, Due 4/15/09                                   270,000         33,750
Riverwood International Corporation Senior
  Notes, 10.25%, Due 4/01/06                            585,000        599,625
SBA Communications Corporation Senior
  Notes, 10.25%, Due 2/01/09 (b)                        500,000        497,500
Safeway, Inc. Notes, 6.15%, Due 3/01/06               2,310,000      2,303,306
Salomon Smith Barney Holdings, Inc. Notes,
  6.50%, Due 2/15/08                                  3,370,000      3,375,591
Simmons Company Senior Subordinated
  Notes, Series B, 10.25%, Due 3/15/09                  535,000        524,300
Spanish Broadcasting System, Inc. Senior
  Subordinated Notes, 9.625%, Due 11/01/09              700,000        626,500
Spectrasite Holdings, Inc. Senior Discount
  Notes, Series B, Zero %, Due 3/15/10
  (Rate Reset Effective 3/15/05)                      2,710,000      1,355,000
SunTrust Capital III Floating Rate Notes,
  5.6838%, Due 3/15/28                                2,125,000      1,951,332
TeleCorp PCS, Inc. Senior Subordinated
  Notes, 10.625%, Due 7/15/10                           740,000        706,700
Telewest Communications PLC Yankee
  Senior Notes, 9.875%, Due 2/01/10                   1,015,000        931,263
Teligent, Inc. Senior Notes, 11.50%, Due
  12/01/07 (Defaulted Effective 3/23/01)                715,000          3,575
Tenet Healthcare Corporation Senior Notes,
  Series B, 9.25%, Due 9/01/10                        1,095,000      1,246,931
Time Warner Telecom, Inc. Senior Notes,
  10.125%, Due 2/01/11                                  855,000        855,000
Time Warner Telecom LLC Senior Notes,
  9.75%, Due 7/15/08                                    590,000        582,625
Town Sports International, Inc. Senior Notes,
  Series B, 9.75%, Due 10/15/04                       1,400,000      1,410,500
Transwestern Publishing Company LP/TWP
  Capital Corporation II Senior Subordinated
  Notes, Series D, 9.625%, Due 11/15/07                 850,000        859,563
Tri-State Outdoor Media Group, Inc. Senior
  Notes, 11.00%, Due 5/15/08                            250,000        201,250
Tritel PCS, Inc. Senior Subordinated Notes,
  10.375%, Due 1/15/11 (b)                              160,000        149,600
Triton PCS, Inc. Senior Subordinated Notes,
  9.375%, Due 2/01/11 (b)                                90,000         87,075
Tyco International Group SA Guaranteed
  Yankee Notes:
  6.375%, Due 2/15/06                                 1,655,000      1,661,377
  6.75%, Due 2/15/11                                  2,240,000      2,238,006
United Air Lines Pass-Thru Trust
  Certificates, Series 2000-2, Class A-2,
  7.186%, Due 4/01/11                                 2,855,000      2,921,707
United Industries Corporation Senior
  Subordinated Notes, Series B,
  9.875%, Due 4/01/09                                 1,000,000        735,000
United International Holdings, Inc. Senior
  Secured Discount Notes, Series B, Zero %,
  Due 2/15/08 (Rate Reset Effective 2/15/03)          3,465,000      1,715,175
United Pan-Europe Communications NV
  Senior Yankee Notes, Series B:
  10.875%, Due 11/01/07                                 150,000         98,250
  11.25%, Due 2/01/10                                   250,000        166,250
United Rentals North America, Inc. Senior
  Notes, 10.75%, Due 4/15/08 (b)                        910,000        920,238
Venetian Casino Resort LLC/Las Vegas
  Sands, Inc. Secured Mortgage Notes,
  12.25%, Due 11/15/04                                1,000,000      1,070,000
Versatel Telecom International NV Senior
  Yankee Notes, 11.875%, Due 7/15/09                    780,000        323,700
Viacom, Inc. Senior Debentures,
  7.875%, Due 7/30/30                                 1,070,000      1,123,628

--------------------------------------------------------------------------------
                    STRONG ADVISOR BOND FUND (continued)


                                                       Shares or
                                                       Principal         Value
                                                         Amount         (Note 2)
--------------------------------------------------------------------------------
Voicestream Wireless Corporation/Voicestream
  Wireless Holdings Corporation Senior Notes,
  10.375%, Due 11/15/09                                $1,425,000   $  1,631,625
WCG Note Trust/WCG Note Corporation, Inc.
  Senior Secured Notes, 8.25%, Due 3/15/04 (b)          1,785,000      1,775,948
WMX Technologies, Inc. Notes,
  8.00%, Due 4/30/04                                    1,810,000      1,879,453
Williams Communications Group, Inc. Senior
  Notes, 11.875%, Due 8/01/10                           1,465,000        681,225
Winstar Communications, Inc. Senior Discount
  Notes, Zero %, Due 4/15/10 (Rate Reset
  Effective 4/15/05) (Defaulted Effective 4/20/01)      1,924,000         12,025
WorldCom, Inc. Notes, 7.375%, Due 1/15/06 (b)           3,970,000      3,970,472
--------------------------------------------------------------------------------
Total Corporate Bonds (Cost $157,978,900)                            153,201,265
--------------------------------------------------------------------------------
Convertible Bonds 0.5%
Bell Atlantic Financial Services, Inc. Senior
  Notes, 5.75%, Due 4/01/03 (b)                         2,000,000      1,995,000
--------------------------------------------------------------------------------
Total Convertible Bonds (Cost $2,022,107)                              1,995,000
--------------------------------------------------------------------------------
Non-Agency Mortgage &
  Asset-Backed Securities 19.7%
Arran Master Trust Floating Rate Notes, Series
  2000-C, Class A, 5.1938%, Due 9/15/07                 1,500,000      1,501,875
Asset Securitization Corporation Commercial
  Mortgage Pass-Thru Certificates, Series
  1996-MD6, Class A-1B, 6.88%, Due 11/13/26             5,358,000      5,519,180
Bear Stearns Mortgage Securities, Inc.
  Principal Only Mortgage Pass-Thru
  Certificates, Series 1995-1, Class 2-P,
  Due 7/25/10                                             125,805        110,364
Commercial Mortgage Lease-Backed Certificates
  LLC, Series 2001-CMLB, Class A1,
  6.746%, Due 12/20/16                                  4,989,065      4,964,120
The Equitable Life Assurance Society of the
  United States Floating Rate Notes, Series 174,
  Class A2, 5.3825%, Due 5/15/03 (b)                    2,000,000      2,004,534
Ford Credit Auto Owner Trust Asset-Backed
  Notes, Series 2000-A, Class A-5,
  7.19%, Due 3/15/04                                    2,875,000      2,996,332
Headlands Mortgage Securities, Inc. Mortgage
  Pass-Thru Certificates, Series 1997-5,
  Class AII1, 6.75%, Due 11/25/27                         359,619        362,523
Holmes Financing Number 1 PLC Floating
  Rate Notes, Series 1, Class 1A,
  4.90%, Due 7/15/05                                    8,000,000      8,005,040
Irwin Home Equity Trust Floating Rate
  Asset-Backed Certificates, Series 2000-1,
  Class A-2, 4.6263%, Due 9/25/02                       8,174,922      8,169,853
Metris Master Trust Floating Rate
  Asset-Backed Securities, Series 2000-2,
  Class A, 5.26%, Due 1/22/07                           4,315,000      4,330,906
Morgan Stanley Dean Witter Capital I Trust
  Commercial Mortgage Pass-Thru Certificates:
  Series 2000-LIFE2, Class A-2, 7.20%, Due 9/15/10      4,865,000      5,039,848
  Series 2001-TOP1, Class A-2, 6.32%, Due 9/15/09       4,114,630      4,159,644
Mountain Capital CLO I, Ltd./Mountain
  Capital CLO I Corporation Floating
  Rate Bonds, Series 1A, Class A-1,
  5.36%, Due 4/15/11 (b)                                4,942,863      4,944,395
Nomura Asset Securities Corporation,
  Series 1994-4B, Class 4PO, Principal Only,
  Due 9/25/24                                              76,275         57,159
Norwest Asset Securities Corporation Mortgage
  Pass-Thru Certificates:
  Series 1999-14, Class B3, 6.50%, Due 6/25/29          2,056,590      1,830,108
  Series 1999-16, Class B3, 6.50%, Due 6/25/29          1,029,719        916,517
  Series 1999-21, Class B3, 7.00%, Due 9/25/29          1,463,471      1,350,052
PECO Energy Transition Trust Transition
  Bonds, Series 2000-A, Class A-1,
  7.18%, Due 9/01/03                                    1,585,898      1,597,980
PNC Mortgage Acceptance Corporation
  Commercial Mortgage Pass-Thru Certificates,
  Series 2000-C2, Class A2, 7.30%, Due 9/12/10          2,400,000      2,505,744
PNC Mortgage Securities Corporation
  Mortgage Pass-Thru Certificates:
  Series 1998-1, Class 4B4, 6.75%,
  Due 3/25/13 (b)                                         322,371        268,374
  Series 1998-11, Class 2B4, 6.25%,
  Due 11/25/13 (b)                                        334,171        279,450
PSE&G Transition Funding LLC Transition
  Bonds, Series 2001-1, Class A-2,
  5.74%, Due 3/15/07                                    2,750,000      2,784,375
Resolution Trust Corporation Mortgage
  Pass-Thru Securities, Inc. Commercial
  Certificates:
  Series 1995-C1, Class C, 6.90%, Due 2/25/27             449,586        449,969
  Series 1995-C2, Class D, 7.00%, Due 5/25/27             939,257        940,298
Structured Asset Securities Corporation
  Floating Rate Mortgage Pass-Thru
  Certificates, Series 1998-2, Class A,
  5.57%, Due 2/25/28                                    1,497,300      1,500,504
Sutter Real Estate CBO, Ltd. Floating Rate
  Bonds, Series 2000-1A, Class A1L,
  5.3563%, Due 12/25/35 (b)                             3,950,000      3,936,412
USAA Auto Loan Guarantor Trust Pass-Thru
  Certificates, Series 1999-1, Class A,
  6.10%, Due 2/15/06                                       37,576         38,151
Volkswagen Credit Auto Master Owner Trust
  Floating Rate Loan-Backed Notes,
  Series 2000-1, Class A, 5.205%, Due 8/20/07           6,190,000      6,203,382
--------------------------------------------------------------------------------
Total Non-Agency Mortgage &
  Asset-Backed Securities (Cost $76,208,977)                          76,767,089
--------------------------------------------------------------------------------
United States Government &
  Agency Issues 42.1%
FHLMC Participation Certificates:
  6.25%, Due 6/15/12 thru 9/15/22                       2,960,000      2,967,246
  6.50%, Due 3/01/16 (e)                                6,500,000      6,567,015
  7.00%, Due 1/15/15 (e)                                8,000,000      8,182,480
  7.20%, Due 10/01/06                                   2,579,586      2,713,414
  7.50%, Due 10/15/29 (e)                               8,580,000      8,767,730
  10.50%, Due 8/01/19                                     601,045        665,208
FNMA Corporate Notes:
  5.50%, Due 2/15/06 thru 3/15/11                      14,470,000     14,277,105
  5.625%, Due 5/14/04                                   7,000,000      7,114,842
FNMA Guaranteed Real Estate Mortgage
  Investment Conduit Pass-Thru Certificates:
  6.085%, Due 10/01/08                                     68,020         68,025
  6.32%, Due 6/01/09                                   13,145,103     13,254,131
  6.50%, Due 4/01/31 (e)                                7,220,000      7,146,268
  6.52%, Due 7/25/08                                    2,158,039      2,217,215
  6.95%, Due 10/01/06                                      54,341         56,486
  7.085%, Due 9/01/06                                   1,147,140      1,198,931
  7.50%, Due 3/25/30 (e)                                3,360,000      3,431,400
  8.00%, Due 4/01/17 thru 9/01/23                       3,329,783      3,494,374

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)    April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

STRONG ADVISOR BOND FUND (continued)

                                                        Shares or
                                                        Principal        Value
                                                          Amount        (Note 2)
--------------------------------------------------------------------------------
  8.33%, Due 7/15/20                                   $1,879,179   $  1,972,243
  8.50%, Due 8/01/12 thru 5/01/26                       3,219,315      3,399,591
  9.00%, Due 12/01/16 thru 8/01/17                      1,755,282      1,877,528
  9.50%, Due 6/01/05                                      261,323        267,222
FNMA Guaranteed Real Estate Mortgage
  Investment Conduit Variable Rate
  Mortgage Certificates, Pool #92117,
  8.257%, Due 6/01/18                                      85,188         87,303
Federal Home Loan Bank Medium-Term Notes,
  7.898%, Due 8/01/25                                     530,101        550,231
GNMA Guaranteed Pass-Thru Certificates:
  7.50%, Due 10/15/29 (e)                               2,410,000      2,467,623
  9.50%, Due 12/15/19                                   5,062,669      5,592,349
Student Loan Marketing Association Student
  Loan Trust Floating Rate Loan-Backed Notes:
  Series 1998-1, Class A-1, 5.3716%, Due 1/25/07        3,458,778      3,461,302
  Series 2000-1, Class A-1L, 4.4738%, Due 10/27/08      1,955,323      1,957,815
  Series 2001-1, Class A-1L, 4.4338%, Due 1/25/09       4,673,109      4,673,670
United States Treasury Bonds:
  6.125%, Due 8/15/29                                   6,200,000      6,398,896
  6.25%, Due 5/15/30                                    3,840,000      4,051,803
  7.125%, Due 2/15/23                                   1,830,000      2,096,402
  8.875%, Due 2/15/19                                   6,840,000      9,090,251
  9.875%, Due 11/15/15                                  2,935,000      4,111,753
  10.625%, Due 8/15/15                                  6,300,000      9,268,875
United States Treasury Notes:
  3.625%, Due 7/15/02                                   3,292,620      3,356,418
  5.00%, Due 2/15/11                                    5,635,000      5,494,131
  5.50%, Due 5/31/03                                    1,560,000      1,594,836
  5.75%, Due 11/15/05                                   2,380,000      2,462,929
  6.50%, Due 10/15/06                                   6,810,000      7,280,319
--------------------------------------------------------------------------------
Total United States Government &
  Agency Issues (Cost $162,903,851)                                  163,635,360
--------------------------------------------------------------------------------
Foreign Government Issues 3.3%
Republic of Germany Bonds, Series 1998,
  5.25%, Due 1/04/08                                    8,000,000      7,235,733
United Kingdom Treasury Bonds,
  7.75%, Due 9/08/06                                    3,500,000      5,595,218
--------------------------------------------------------------------------------
Total Foreign Government Issues (Cost $13,515,175)                    12,830,951
--------------------------------------------------------------------------------
Preferred Stocks 0.9%
Caisse National De Credit Agricole Sponsored
  ADR 10.375% Series A (Acquired 2/05/98;
  Cost $1,981,000) (b)                                     70,000      1,902,250
Rural Cellular Corporation 12.25% Junior
  Exchangeable                                                859        618,710
Superior Healthcare Management 7.75% Series A
  (Acquired 12/30/97; Cost $1,006,460) (b)                  1,000      1,072,470
--------------------------------------------------------------------------------
Total Preferred Stocks (Cost $3,774,022)                               3,593,430
--------------------------------------------------------------------------------
Common Stocks 0.0%
OpTel, Inc. Non-Voting (Acquried 4/14/98;
  Cost $20,000) (b) (f)                                       500          2,000
--------------------------------------------------------------------------------
Total Common Stocks (Cost $20,000)                                         2,000
--------------------------------------------------------------------------------
Warrants 0.0%
Aladdin Gaming Enterprises, Inc., Expire
  3/01/10 (b)                                               9,200             92
GT Group Telecom, Inc., Expire 2/01/10
  (Acquired 8/23/00 - 8/24/00; Cost $68,032) (b)            1,420         39,050
Jostens, Inc., Expire 5/01/10                                 680         13,685
MetroNet Communications Corporation,
  Expire 8/15/07 (b)                                          350         17,500
--------------------------------------------------------------------------------
Total Warrants (Cost $81,728)                                             70,327
--------------------------------------------------------------------------------
Short-Term Investments (a) 2.0%
Commercial Paper 0.4%
Interest Bearing, Due Upon Demand
Firstar Bank, N.A., 4.14%                               1,564,100      1,564,100
Wisconsin Electric Power Company, 4.09%                       100            100
                                                                    ------------
                                                                       1,564,200
Corporate Notes 0.7%
El Paso Energy Corporation Senior Notes,
  6.625%, Due 7/15/01                                   2,035,000      2,041,911
Stop & Shop Companies, Inc. Senior
  Subordinated Notes, 9.75%, Due 2/01/02                  755,000        776,760
                                                                    ------------
                                                                       2,818,671

Repurchase Agreements 0.7%
ABN AMRO Inc. (Dated 4/30/01),
  4.53%, Due 5/01/01 (Repurchase proceeds
  $2,500,315); Collateralized by: United States
  Government & Agency Issues (d)                        2,500,000      2,500,000

United States Government & Agency Issues 0.2%
Federal Home Loan Bank Bonds,
  5.875%, Due 9/17/01                                     585,000        588,296
United States Treasury Bills, Due 5/17/01
  thru 7/19/01 (c)                                        320,000        318,360
                                                                    ------------
                                                                         906,656
--------------------------------------------------------------------------------
Total Short-Term Investments (Cost $7,770,430)                         7,789,527
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Investments in Securities (Cost $424,275,190) 107.9%           419,884,949
Other Assets and Liabilities, Net (7.9%)                             (30,738,772)
--------------------------------------------------------------------------------
Net Assets 100.0%                                                   $389,146,177
================================================================================


FUTURES
-------------------------------------------------------------------------------
                                                    Underlying     Unrealized
                                        Expiration  Face Amount  Appreciation/
                                           Date      at Value    (Depreciation)
-------------------------------------------------------------------------------
Purchased:
   21 Five-Year U.S. Treasury Notes        6/01     $ 2,186,625    ($ 16,167)
  130 Ninety-Day Eurodollar                9/02      30,801,875      (56,928)
    1 Ten-Year Japanese Government Bonds   6/01       1,126,644        5,019
   50 Two-Year U.S. Treasury Notes         6/01      10,275,000       54,475
Sold:
   55 Ten-Year U.S. Treasury Notes         6/01       5,707,969       35,430
  102 U.S. Treasury Bonds                  6/01      10,247,813      241,020


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------------
                                  Settlement                        Unrealized
                                     Date        Value in USD      Appreciation
-------------------------------------------------------------------------------
Sold:
8,265,000 EUR                       1/22/02       $7,303,946         $530,034
4,035,000 GBP                       1/22/02        5,736,855          182,490

-------------------------------------------------------------------------------------------
                           STRONG ADVISOR BOND FUND (continued)
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
WRITTEN OPTIONS ACTIVITY
-------------------------------------------------------------------------------------------
                                                                 Contracts        Premiums
-------------------------------------------------------------------------------------------
Options outstanding at beginning of period                           --           $    --
Options written during the period                                   250            63,625
Options closed                                                       --                --
Options expired                                                    (250)          (63,625)
Options exercised                                                    --                --
                                                                   ----           -------

Options outstanding at end of period                                 --           $    --
                                                                   ====           =======

Expired options resulted in a capital loss of $63,625.

SWAPS

-------------------------------------------------------------------------------------------
Open swap contracts at April 30, 2001 consisted of the following:
-------------------------------------------------------------------------------------------
 Notional       Termination    Interest        Index          Unrealized
  Amount            Date         Sold          Bought        Depreciation
-------------------------------------------------------------------------------------------
                                 1 mo.      ERISA Eligible
$5,000,000        8/01/01        LIBOR      Lehman CMBS*        $35,868

*Lehman Brothers Investment Grade Index-ERISA Eligible Sub Index
 Collateralized Mortgage-Backed Securities Index Total Return Swap


                        STRONG ADVISOR SHORT DURATION BOND FUND

                                                                Shares or
                                                                Principal         Value
                                                                  Amount         (Note 2)
------------------------------------------------------------------------------------------
Corporate Bonds 35.2%
AOL Time Warner, Inc. Notes, 6.125%,
  Due 4/15/06                                                   $1,500,000     $ 1,494,300
AT&T Wireless Services, Inc. Senior Notes,
  7.35%, Due 3/01/06 (b)                                         1,000,000       1,013,497
Acetex Corporation Senior Secured Notes,
  9.75%, Due 10/01/03                                            1,000,000         975,000
Adelphia Communications Corporation Senior
  Notes, 9.25%, Due 10/01/02                                     1,000,000       1,000,000
Browning Ferris Industries, Inc. Notes, 6.10%,
  Due 1/15/03                                                      500,000         488,200
Cendant Corporation Notes, 7.75%,
  Due 12/01/03                                                     500,000         503,938
Delhaize America, Inc. Notes, 7.375%,
  Due 4/15/06 (b)                                                1,000,000       1,012,482
Equistar Chemicals LP/Equistar Funding
  Corporation Notes, 8.50%, Due 2/15/04                            500,000         503,712
Felcor Suites LP Guaranteed Senior Notes,
  7.375%, Due 10/01/04                                           1,000,000         970,198
Ford Motor Credit Company Notes, 6.875%,
  Due 2/01/06                                                    1,000,000       1,018,665
International Paper Company Floating Rate Notes,
  5.6038%, Due 7/08/02                                           1,000,000       1,001,851
Lenfest Commmunications, Inc. Senior
  Subordinated Notes, 10.50%, Due 6/15/06                          750,000         874,423
MetroNet Communications Corporation Senior
  Yankee Notes, 12.00%, Due 8/15/07                                350,000         385,674
NTL, Inc. Senior Notes, Series A, 12.75%,
  Due 4/15/05                                                    1,000,000         915,000
Nextlink Communications LLC Senior Notes,
  12.50%, Due 4/15/06                                              500,000         292,500
Philip Morris Companies, Inc. Notes, 6.95%,
  Due 6/01/06                                                      500,000         500,401
R&B Falcon Corporation Senior Notes, Series B,
  6.50%, Due 4/15/03                                             1,000,000       1,008,757
Radio One, Inc. Senior Subordinated Notes,
  Series B, 12.00%, Due 5/15/04                                  1,000,000       1,065,000
Starwood Hotels & Resorts Worldwide, Inc. Notes,
  6.75%, Due 11/15/05                                              750,000         730,744
Telewest Communications PLC Senior Yankee
  Discount Debentures, 11.00%, Due 10/01/07                        500,000         483,750
Tenet Healthcare Corporation Senior Notes,
  8.625%, Due 12/01/03                                           1,000,000       1,037,659
Tyco International Group SA Guaranteed Yankee
  Notes, 6.375%, Due 2/15/06                                       500,000         501,927
USA Waste Services, Inc. Senior Notes, 6.50%,
  Due 12/15/02                                                     500,000         501,642
WMX Technologies, Inc. Notes, 7.10%,
  Due 8/01/26                                                      500,000         508,715
WorldCom, Inc. Notes, 7.375%,
  Due 1/15/06 (b)                                                  500,000         500,060
-------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $19,315,050)                                        19,288,095
-------------------------------------------------------------------------------------------
Non-Agency Mortgage &
  Asset-Backed Securities 14.0%
Citicorp Mortgage Securities, Inc. Real Estate
  Mortgage Investment Conduit Pass-Thru
  Certificates, Series 1993-3, Class B1, 7.00%,
  Due 3/25/08 (b)                                                  488,791         495,300
DLJ Acceptance Trust Collateralized Mortgage
  Obligation, Series 1989-1, Class F, 11.00%,
  Due 8/01/19                                                    1,180,347       1,307,286
DLJ Mortgage Acceptance Corporation
  Variable Rate Mortgage Pass-Thru Certificates:
  Series 1990-2, Class A, 7.9209%, Due 1/25/22                     573,405         572,038
  Series 1991-3, Class A1, 7.8063%, Due 2/20/21                    592,548         600,207
Duke Funding I, Ltd. Floating Rate Notes,
  Series 1A, Class A, 5.9088%, Due 11/10/30 (b)                  1,500,000       1,491,570
Kmart CMBS Financing, Inc. Floating Rate
  Commercial Mortgage Pass-Thru Certificates,
  Series 1997-1, Class D, 6.1788%,
  Due 3/01/07 (b)                                                2,000,000       1,987,710
Merrill Lynch Credit Corporation Mortgage
  Investors, Inc. Senior Subordinated Variable Rate
  Mortgage Pass-Thru Certificates, Series 1994-A,
  Class A-4, 8.0922%, Due 7/15/19                                  701,670         700,322
Resolution Trust Corporation Mortgage
  Pass-Thru Securities, Inc. Variable Rate
  Certificates, Series 1995-1, Class B-5, 6.8368%,
  Due 10/25/28                                                     109,387         110,695
Ryland Mortgage Securities Corporation
  Variable Rate Mortgage Participation
  Securities, Series 1990-C1, Class A, 6.9214%,
  Due 10/25/20                                                     402,515         408,689
-------------------------------------------------------------------------------------------
Total Non-Agency Mortgage &
  Asset-Backed Securities (Cost $7,538,470)                                      7,673,817
-------------------------------------------------------------------------------------------
United States Government &
  Agency Issues 31.4%
FHLMC Mortgage Participation
  Certificates, 9.50%, Due 6/15/06                                 547,879         564,191
FHLMC Participation Certificates:
  7.00%, Due 5/01/03 thru 7/15/06                                  804,249         811,657
  7.668%, Due 7/01/10                                              147,675         150,995
  9.00%, Due 8/01/18                                               520,690         557,484
  10.00%, Due 6/01/05                                              180,204         186,093

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)    April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

               STRONG ADVISOR SHORT DURATION BOND FUND (continued)


                                                            Shares or
                                                            Principal        Value
                                                              Amount        (Note 2)
------------------------------------------------------------------------------------
FNMA Guaranteed Mortgage Pass-Thru
  Certificates, Pool #372179, 11.00%,
  Due 4/01/12                                               $  194,497   $   216,539
FNMA Guaranteed Real Estate Mortgage
  Investment Conduit Pass-Thru Certificates:
  Pool #149167, 10.50%, Due 8/01/20                            174,168       192,861
  Pool #313629, 8.50%, Due 11/01/02                            369,935       373,244
FNMA Guaranteed Real Estate Mortgage
  Investment Conduit Variable Rate Mortgage
  Certificates, Pool #365418, 7.664%,
  Due 1/01/23                                                  395,070       402,794
GNMA Guaranteed Pass-Thru Certificates,
  Pool #234503, 9.50%, Due 12/15/17                          2,901,693     3,206,514
United States Treasury Notes:
  4.25%, Due 3/31/03                                         5,000,000     4,995,375
  5.75%, Due 11/15/05                                        5,365,000     5,551,938
------------------------------------------------------------------------------------
Total United States Government &
  Agency Issues (Cost $16,904,461)                                        17,209,685
------------------------------------------------------------------------------------
Short-Term Investments (a) 17.2%
Commercial Paper 0.1%
Interest Bearing, Due Upon Demand
United States Cayman Eurodollar
  Call Deposit, 4.50%                                           53,000        53,000

Corporate Bonds 5.5%
Enron Corporation Floating Rate Notes, 5.51%,
  Due 9/10/01 (b)                                            1,000,000     1,001,155
GS Escrow Corporation Senior Notes, 6.75%,
  Due 8/01/01                                                1,000,000     1,001,036
Raytheon Company Floating Rate Notes,
  5.7388%, Due 8/10/01                                       1,000,000     1,000,436
                                                                         -----------
                                                                           3,002,627
Time Deposits 11.5%
HSBC Bank USA, 4.5938%, Due 5/01/01                          6,300,000     6,300,000

United States Government Issues 0.1%
United States Treasury Bills, Due 7/26/01 (c)                   50,000        49,548
------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $9,400,345)                             9,405,175
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Investments in Securities (Cost $53,158,326) 97.8%                  53,576,772
Other Assets and Liabilities, Net 2.2%                                     1,204,450
------------------------------------------------------------------------------------
Net Assets 100.0%                                                        $54,781,222
====================================================================================

--------------------------------------------------------------------------------
FUTURES
--------------------------------------------------------------------------------
                                                    Underlying
                                     Expiration     Face Amount      Unrealized
                                        Date          at Value      Appreciation
--------------------------------------------------------------------------------
Sold:
8 Five-Year U.S. Treasury Notes         6/01          $833,000          $6,653


LEGEND
--------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year.
(b)  Restricted security.
(c) All or a portion of security is pledged as collateral to cover margin requirements on open futures contracts.
(d)  See Note 2(I) of Notes to Financial Statements.
(e)  All or a portion of security is when-issued.
(f)  Non-income producing security.

Percentages are stated as a percent of net assets.

CURRENCY ABBREVIATIONS
--------------------------------------------------------------------------------
EUR--Euro
GBP--British Pound
USD--United States Dollar


                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 2001 (Unaudited)



                                                          (In Thousands, Except As Noted)

                                                                  Strong Advisor
                                                               Aggressive High-Yield
                                                                     Bond Fund
                                                               ---------------------
Assets:
  Investments in Securities, at Value (Cost of $5,166)                  $5,109
  Receivable for Securities Sold                                           103
  Receivable for Fund Shares Sold                                          158
  Dividends and Interest Receivable                                         92
  Other Assets                                                              38
                                                                        ------
  Total Assets                                                           5,500

Liabilities:
  Payable for Securities Purchased                                          85
  Dividends Payable                                                         43
  Accrued Operating Expenses and Other Liabilities                          42
                                                                        ------
  Total Liabilities                                                        170
                                                                        ------
Net Assets                                                              $5,330
                                                                        ======

Net Assets Consist of:
  Capital Stock (par value and paid-in capital)                         $5,234
  Undistributed Net Realized Gain                                          153
  Net Unrealized Depreciation                                              (57)
                                                                        ------
  Net Assets                                                            $5,330
                                                                        ======

Class A ($ and shares in full)
  Net Assets                                                        $3,273,516
  Capital Shares Outstanding (Unlimited Number Authorized)             300,702
Net Asset Value Per Share                                               $10.89
                                                                        ======
Public Offering Price Per Share
  ($10.89 divided by .9425)                                             $11.55
                                                                        ======

Class B ($ and shares in full)
  Net Assets                                                        $1,037,442
  Capital Shares Outstanding (Unlimited Number Authorized)              95,274
Net Asset Value Per Share                                               $10.89
                                                                        ======

Class C ($ and shares in full)
  Net Assets                                                          $682,312
  Capital Shares Outstanding (Unlimited Number Authorized)              62,713
Net Asset Value Per Share                                               $10.88
                                                                        ======

Class L ($ and shares in full)
  Net Assets                                                          $337,102
  Capital Shares Outstanding (Unlimited Number Authorized)              30,983
Net Asset Value Per Share                                               $10.88
                                                                        ======
Public Offering Price Per Share
  ($10.88 divided by .99)                                               $10.99
                                                                        ======

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
April 30, 2001 (Unaudited)

                                                                  (In Thousands)

                                                                  Strong Advisor
                                                                    Bond Fund
                                                                  --------------
Assets:
  Investments in Securities, at Value (Cost of $424,275)              $419,885
  Receivable for Securities Sold                                        20,643
  Receivable for Fund Shares Sold                                        2,431
  Dividends and Interest Receivable                                      5,259
  Paydown Receivable                                                        91
  Other Assets                                                             760
                                                                      --------
  Total Assets                                                         449,069

Liabilities:
  Payable for Securities Purchased                                      57,705
  Payable for Fund Shares Redeemed                                          44
  Dividends Payable                                                      2,011
  Variation Margin Payable                                                  37
  Accrued Operating Expenses and Other Liabilities                         126
                                                                      --------
  Total Liabilities                                                     59,923
                                                                      --------
Net Assets                                                            $389,146
                                                                      ========

Net Assets Consist of:
  Capital Stock (par value and paid-in capital)                       $392,490
  Accumulated Net Investment Loss                                         (670)
  Undistributed Net Realized Gain                                          781
  Net Unrealized Depreciation                                           (3,455)
                                                                      --------
  Net Assets                                                          $389,146
                                                                      ========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
April 30, 2001 (Unaudited)

                                                                  Strong Advisor
                                                                     Bond Fund
                                                                  --------------

Class A ($ and shares in full)
  Net Assets                                                        $9,057,808
  Capital Shares Outstanding (Unlimited Number Authorized)             838,421
Net Asset Value Per Share                                               $10.80
                                                                  ============

Public Offering Price Per Share
  ($10.80 divided by .9425)                                             $11.46
                                                                  ============

Class B ($ and shares in full)
  Net Assets                                                        $2,757,740
  Capital Shares Outstanding (Unlimited Number Authorized)             255,221
Net Asset Value Per Share                                               $10.81
                                                                  ============

Class C ($ and shares in full)
  Net Assets                                                        $3,688,270
  Capital Shares Outstanding (Unlimited Number Authorized)             341,401
Net Asset Value Per Share                                               $10.80
                                                                  ============

Class L ($ and shares in full)
  Net Assets                                                          $275,405
  Capital Shares Outstanding (Unlimited Number Authorized)              25,493
Net Asset Value Per Share                                               $10.80
                                                                  ============

Public Offering Price Per Share
  ($10.80 divided by .99)                                               $10.91
                                                                  ============

Class Z ($ and shares in full)
  Net Assets                                                       $71,196,701
  Capital Shares Outstanding (Unlimited Number Authorized)           6,589,447
Net Asset Value Per Share                                               $10.80
                                                                  ============

Institutional Class ($ and shares in full)
  Net Assets                                                      $302,170,253
  Capital Shares Outstanding (Unlimited Number Authorized)          27,999,442
Net Asset Value Per Share                                               $10.79
                                                                  ============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
April 30, 2001 (Unaudited)

                                                                  (In Thousands)

                                                                  Strong Advisor
                                                                  Short Duration
                                                                     Bond Fund
                                                                  --------------

Assets:
  Investments in Securities, at Value (Cost of $53,158)               $53,577
  Receivable for Securities and Forward
    Foreign Currency Contracts Sold                                     1,403
  Receivable for Fund Shares Sold                                          48
  Interest Receivable                                                     617
  Paydown Receivable                                                       20
  Variation Margin Receivable                                               1
  Other Assets                                                            569
                                                                      -------
  Total Assets                                                         56,235

Liabilities:
  Payable for Securities Purchased                                      1,000
  Payable for Fund Shares Redeemed                                        159
  Dividends Payable                                                       247
  Accrued Operating Expenses and Other Liabilities                         48
                                                                      -------
  Total Liabilities                                                     1,454
                                                                      -------
Net Assets                                                            $54,781
                                                                      =======

Net Assets Consist of:
  Capital Stock (par value and paid-in capital)                       $58,383
  Undistributed Net Investment Income                                     272
  Accumulated Net Realized Loss                                        (4,299)
  Net Unrealized Appreciation                                             425
                                                                      -------
  Net Assets                                                          $54,781
                                                                      =======



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
April 30, 2001 (Unaudited)


                                                                  Strong Advisor
                                                                  Short Duration
                                                                     Bond Fund
                                                                  --------------

Class A ($ and shares in full)
  Net Assets                                                        $2,506,162
  Capital Shares Outstanding (Unlimited Number Authorized)             244,918
Net Asset Value Per Share                                               $10.23
                                                                   ===========

Public Offering Price Per Share
  ($10.23 divided by .9425)                                             $10.85
                                                                   ===========

Class B ($ and shares in full)
  Net Assets                                                        $1,431,316
  Capital Shares Outstanding (Unlimited Number Authorized)             140,013
Net Asset Value Per Share                                               $10.22
                                                                   ===========

Class C ($ and shares in full)
  Net Assets                                                          $576,148
  Capital Shares Outstanding (Unlimited Number Authorized)              56,315
Net Asset Value Per Share                                               $10.23
                                                                   ===========

Class L ($ and shares in full)
  Net Assets                                                          $144,236
  Capital Shares Outstanding (Unlimited Number Authorized)              14,098
Net Asset Value Per Share                                               $10.23
                                                                   ===========

Public Offering Price Per Share
  ($10.23 divided by .99)                                               $10.33
                                                                   ===========


Class Z ($ and shares in full)
  Net Assets                                                       $50,123,361
  Capital Shares Outstanding (Unlimited Number Authorized)           4,899,747
Net Asset Value Per Share                                               $10.23
                                                                   ===========


                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Period Ended April 30, 2001 (Unaudited) (Note 1)

                                                                       (In Thousands)

                                                                       Strong Advisor
                                                                   Aggressive High-Yield
                                                                          Bond Fund
                                                                   ---------------------
Income:
  Interest                                                                 $161
  Dividends                                                                  29
                                                                           ----
  Total Income                                                              190

Expenses:
  Investment Advisory Fees                                                    8
  Administrative Fees -- Class A                                              3
  Administrative Fees -- Class B                                              1
  Custodian Fees                                                              2
  Shareholder Servicing Costs -- Class A                                      2
  Reports to Shareholders -- Class A                                         13
  Reports to Shareholders -- Class B                                          2
  Reports to Shareholders -- Class C                                          2
  12b-1 Fees -- Class A                                                       3
  12b-1 Fees -- Class B                                                       2
  12b-1 Fees -- Class C                                                       2
  12b-1 Fees -- Class L                                                       1
  Professional Fees                                                          16
  Federal and State Registration Fees                                        36
  Other                                                                       1
                                                                           ----
  Total Expenses before Waivers, Absorptions and Earnings Credits            94
  Voluntary Expense Waivers and Absorptions by Advisor                      (70)
  Earnings Credits                                                           (1)
                                                                           ----
  Expenses, Net                                                              23
                                                                           ----
Net Investment Income                                                       167

Realized and Unrealized Gain (Loss):
  Net Realized Gain on Investments                                          153
  Net Change in Unrealized Appreciation/Depreciation on Investments         (57)
                                                                           ----
Net Gain on Investments                                                      96
                                                                           ----
Net Increase in Net Assets Resulting from Operations                       $263
                                                                           ====


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
For the Six Months Ended April 30, 2001 (Unaudited) (Note 1)


                                                                       (In Thousands)

                                                                           Strong
                                                                        Advisor Bond
                                                                            Fund
                                                                        ------------
Income:
  Interest                                                                 $12,464
  Dividends                                                                    205
                                                                           -------
  Total Income                                                              12,669

Expenses:
  Investment Advisory Fees                                                     397
  Administrative Fees -- Class A                                                 3
  Administrative Fees -- Class B                                                 1
  Administrative Fees -- Class C                                                 1
  Administrative Fees -- Class Z                                                80
  Administrative Fees -- Institutional Class                                    28
  Custodian Fees                                                                16
  Shareholder Servicing Costs -- Class A                                         2
  Shareholder Servicing Costs -- Class B                                         1
  Shareholder Servicing Costs -- Class C                                         1
  Shareholder Servicing Costs -- Class Z                                        55
  Shareholder Servicing Costs -- Institutional Class                            21
  Reports to Shareholders -- Class A                                             1
  Reports to Shareholders -- Class B                                             1
  Reports to Shareholders -- Class Z                                             2
  Reports to Shareholders -- Institutional Class                                 4
  Transfer Agency Banking Charges -- Institutional Class                         1
  12b-1 Fees -- Class A                                                          3
  12b-1 Fees -- Class B                                                          5
  12b-1 Fees -- Class C                                                          5
  12b-1 Fees -- Class L                                                          1
  Federal and State Registration Fees                                           59
  Other                                                                         28
                                                                           -------
  Total Expenses                                                               716
                                                                           -------
Net Investment Income                                                       11,953

Realized and Unrealized Gain (Loss):
  Net Realized Gain (Loss) on:
    Investments                                                              5,005
    Futures Contracts, Options and Forward Foreign Currency Contracts        1,251
    Foreign Currencies                                                          (8)
                                                                           -------
    Net Realized Gain                                                        6,248
  Net Change in Unrealized Appreciation/Depreciation on:
    Investments                                                                232
    Futures Contracts, Options and Forward Foreign Currency Contracts          326
    Foreign Currencies                                                           1
                                                                           -------
    Net Change in Unrealized Appreciation/Depreciation                         559
                                                                           -------
Net Gain on Investments                                                      6,807
                                                                           -------
Net Increase in Net Assets Resulting from Operations                       $18,760
                                                                           =======


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
For the Six Months Ended April 30, 2001 (Unaudited) (Note 1)

                                                                      (In Thousands)

                                                                      Strong Advisor
                                                                      Short Duration
                                                                        Bond Fund
                                                                      --------------
Interest Income                                                           $1,814

Expenses:
  Investment Advisory Fees                                                   109
  Administrative Fees -- Class A                                               1
  Administrative Fees -- Class B                                               1
  Administrative Fees -- Class Z                                              53
  Custodian Fees                                                              17
  Shareholder Servicing Costs -- Class A                                       1
  Shareholder Servicing Costs -- Class Z                                      57
  Reports to Shareholders -- Class A                                           2
  Reports to Shareholders -- Class B                                           1
  Reports to Shareholders -- Class C                                          13
  Transfer Agency Banking Charges -- Class Z                                   1
  12b-1 Fees -- Class A                                                        1
  12b-1 Fees -- Class B                                                        2
  12b-1 Fees -- Class C                                                        1
  Federal and State Registration Fees                                         37
  Other                                                                       14
                                                                          ------
  Total Expenses before Waivers and Absorptions                              311
  Voluntary and Involuntary Expense Waivers and Absorptions by Advisor        (5)
                                                                          ------
  Expenses, Net                                                              306
                                                                          ------
Net Investment Income                                                      1,508

Realized and Unrealized Gain (Loss):
  Net Realized Gain (Loss) on:
    Investments                                                             (494)
    Futures Contracts and Forward Foreign Currency Contracts                 490
    Foreign Currencies                                                        (6)
                                                                          ------
    Net Realized Loss                                                        (10)
  Net Change in Unrealized Appreciation/Depreciation on:
    Investments                                                            1,006
    Futures Contracts                                                       (433)
    Short Positions                                                            7
                                                                          ------
    Net Change in Unrealized Appreciation/Depreciation                       580
                                                                          ------
Net Gain on Investments                                                      570
                                                                          ------
Net Increase in Net Assets Resulting from Operations                      $2,078
                                                                          ======


                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                (In Thousands)

                                                                Strong Advisor
                                                               Aggressive High-
                                                               Yield Bond Fund
                                                            --------------------
                                                                Period Ended
                                                               April 30, 2001
                                                            --------------------
                                                            (Unaudited) (Note 1)

Operations:
  Net Investment Income                                            $  167
  Net Realized Gain                                                   153
  Net Change in Unrealized Appreciation/Depreciation                  (57)
                                                                   ------
  Net Increase in Net Assets Resulting from Operations                263
Distributions:
  From Net Investment Income:
    Class A                                                          (119)
    Class B                                                           (18)
    Class C                                                           (17)
    Class L                                                           (13)
                                                                   ------
  Total Distributions                                                (167)
Capital Share Transactions (Note 7):
  Net Increase in Net Assets from Capital Share Transactions        5,234
                                                                   ------
Total Increase in Net Assets                                        5,330
Net Assets:
  Beginning of Period                                                  --
                                                                   ------
  End of Period                                                    $5,330
                                                                   ======


                       See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS (continued)
---------------------------------------------------------------------------------------------

                                                                      (In Thousands)

                                                                 Strong Advisor Bond Fund
                                                            ---------------------------------
                                                            Six Months Ended    Year Ended
                                                             April 30, 2001    Oct. 31, 2000
                                                            ---------------   ---------------
                                                              (Unaudited)
Operations:
  Net Investment Income                                         $ 11,953        $  15,390
  Net Realized Gain                                                6,248            2,166
  Net Change in Unrealized Appreciation/Depreciation                 559           (2,025)
                                                                --------         --------
  Net Increase in Net Assets Resulting from Operations            18,760           15,531

Distributions:
  From Net Investment Income:
    Class A                                                          (64)              (3)
    Class B                                                          (22)              --
    Class C                                                          (25)              --
    Class L                                                           (4)              --
    Class Z                                                       (2,086)            (519)
    Institutional Class                                           (9,698)         (15,405)

  From Net Realized Gains:
    Class A                                                          (42)              --
    Class B                                                          (18)              --
    Class C                                                          (25)              --
    Class L                                                           (2)              --
    Class Z                                                         (746)              --
    Institutional Class                                           (3,041)              --
                                                                --------         --------
  Total Distributions                                            (15,773)         (15,927)

Capital Share Transactions (Note 7):
  Net Increase in Net Assets from Capital Share Transactions      98,735          121,949
                                                                --------         --------
Total Increase in Net Assets                                     101,722          121,553

Net Assets:
  Beginning of Period                                            287,424          165,871
                                                                --------         --------
  End of Period                                                 $389,146         $287,424
                                                                ========         ========


                       See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS (continued)
-----------------------------------------------------------------------------------------------



                                                                      (In Thousands)

                                                                    Strong Advisor Short
                                                                     Duration Bond Fund
                                                              ---------------------------------
                                                              Six Months Ended    Year Ended
                                                               April 30, 2001   Oct. 31, 2000
                                                              ----------------  ---------------
                                                                (Unaudited)
Operations:
  Net Investment Income                                            $ 1,508          $ 2,708
  Net Realized Loss                                                    (10)             (27)
  Net Change in Unrealized Appreciation/Depreciation                   580               36
                                                                   -------          -------
  Net Increase in Net Assets Resulting from Operations               2,078            2,717
Distributions:
  From Net Investment Income:
    Class A                                                            (18)              --
    Class B                                                            (10)              --
    Class C                                                             (7)              --
    Class L                                                             (2)              --
    Class Z                                                         (1,560)          (3,064)
                                                                   -------          -------
  Total Distributions                                               (1,597)          (3,064)

Capital Share Transactions (Note 7):
  Net Increase in Net Assets from Capital Share Transactions         3,156            7,280
                                                                   -------          -------
Total Increase in Net Assets                                         3,637            6,933

Net Assets:
  Beginning of Period                                               51,144           44,211
                                                                   -------          -------
  End of Period                                                    $54,781          $51,144
                                                                   =======          =======


                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 2001 (Unaudited)

1.   Organization

     The accompanying financial statements represent the Strong Advisor Income Funds (the "Funds"), which include the following funds, each with its own investment objectives and policies:

     -- Strong Advisor Aggressive High-Yield Bond Fund (a series of Strong Short-Term Global Bond Fund, Inc.(1))

     --   Strong Advisor Bond Fund (a series of Strong Income Funds II, Inc.(1))

     -- Strong Advisor Short Duration Bond Fund(2) (a series of Strong Short-Term Global Bond Fund, Inc.(1))

          (1) A diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.

          (2)  Formerly Strong Short-Term Global Bond Fund.

     Effective November 30, 2000, Strong Advisor Aggressive High-Yield Bond Fund commenced operations and offers four classes of shares: Class A, B, C, and
     L. The four classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All four classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

     Effective November 30, 2000, Strong Advisor Bond Fund has implemented a multiple class structure whereby each Fund is authorized to offer six classes of shares: Class A, B, C, L, Z and Institutional class. Advisor class shares outstanding prior to November 30, 2000 were designated as Class A shares. Investor class shares outstanding prior to November 30, 2000 were designated as Class Z shares. The six classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All six classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

     Effective November 30, 2000, Strong Advisor Short Duration Bond Fund has implemented a multiple class structure whereby each Fund is authorized to offer five classes of shares: Class A, B, C, L and Z. Shares outstanding prior to November 30, 2000 were designated as Class Z shares. The five classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All five classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

     (A) Security Valuation -- Securities of the Funds are valued at fair value through valuations obtained by a commercial pricing service or the mean of the bid and asked prices when no last sales price is available. Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service, otherwise sale or bid prices are used. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. Securities which are purchased within 60 days of their stated maturity are valued at amortized cost, which approximates fair value.

          The Funds may own certain investment securities which are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer's financial performance. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of restricted securities held at April 30, 2001 which are either Section 4(2) commercial paper or are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and have been determined to be illiquid by the Advisor based upon guidelines established by the Funds' Board of Directors were as follows:

                                                  Aggregate    Aggregate    Percent of
                                                     Cost      Fair Value   Net Assets
                                                  ---------    ----------   ----------
Strong Advisor Aggressive High-Yield Bond Fund    $   13,250   $    7,562      0.1%
Strong Advisor Bond Fund                           3,075,492    3,015,770      0.8%

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required.

          Net investment income or net realized gains for financial statement purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

--------------------------------------------------------------------------------

     Each Fund generally pays dividends from net investment income monthly and distributes any net capital gains that it realizes annually. Dividends are declared on each day that the net asset value is calculated, except for bank holidays.

(C) Realized Gains and Losses on Investment Transactions -- Investment security transactions are recorded as of the trade date. Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

(D) Certain Investment Risks -- The Funds may utilize derivative instruments including options, futures and other instruments with similar characteristics to the extent that they are consistent with the Funds' investment objectives and limitations. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices or interest rates. The use of these instruments may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

     Investments in foreign denominated assets or forward currency contracts may involve greater risks than domestic investments due to currency, political, economic, regulatory and market risks.

(E) Futures -- Upon entering into a futures contract, the Funds pledge to the broker cash or other investments equal to the minimum "initial margin" requirements of the exchange. The Funds may be required to maintain assets on their books as collateral on open futures contracts. The Funds also receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin," and are recorded as unrealized gains or losses. When the futures contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(F) Options -- The Funds may write put or call options. Premiums received by the Funds upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option expires, is exercised, or is closed, the Funds realize a gain or loss, and the liability is eliminated. The Funds continue to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. Securities held by the Funds may be designated as collateral on written options.

(G) Foreign Currency Translation -- Investment securities and other assets and liabilities initially expressed in foreign currencies are converted daily to U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income are converted to U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

(H) Forward Foreign Currency Exchange Contracts -- Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record an exchange gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(I) Repurchase Agreements -- The Funds may enter into repurchase agreements with institutions that the Funds' investment advisor, Strong Capital Management, Inc. ("the Advisor"), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that the collateral, represented by securities (primarily U.S. Government securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the repurchase agreement. On a daily basis, the Advisor monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amounts owed to the Funds under each repurchase agreement.

(J) Earnings Credit Arrangements -- Earnings credits are earned from the Custodian on positive cash balances maintained in custodian accounts. These earnings credits serve to reduce the custodian's fees incurred by certain Funds and are reported as Earnings Credits in the Funds' Statements of Operations.

(K) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in these financial statements. Actual results could differ from those estimates.

(L) Other -- Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

--------------------------------------------------------------------------------
April 30, 2001 (Unaudited)

3.   Related Party Transactions

     The Advisor, with whom certain officers and directors of the Funds are affiliated, provides investment advisory, administrative, shareholder recordkeeping and related services to the Funds. Investment advisory and administrative fees, which are established by terms of the advisory and administrative agreements, are based on the following annualized rates of the average daily net assets of the respective Fund:

                                                                  Administrative Fees Dec. 1, 2000 - April 30, 2001
                           Advisory Fees    Advisory Fees    ------------------------------------------------------------
                           Nov. 1, 2000-    Dec. 1, 2000-                                                   Institutional
                           Nov. 30, 2000    April 30, 2001   Class A  Class B  Class C  Class L  Class Z        Class
                           -------------    --------------   ------------------------------------------------------------
Strong Advisor Aggressive
  High-Yield Bond Fund           --              0.50%        0.28%    0.28%    0.28%    0.28%       **             *
Strong Advisor Bond Fund       0.23%             0.23%        0.28%    0.28%    0.28%    0.28%    0.25%/(1)/    0.02%/(1)/
Strong Advisor Short
  Duration Bond Fund           0.625%            0.375%       0.28%    0.28%    0.28%    0.28%    0.25%             *

*     Does not offer Institutional Class shares.

**    Does not offer Class Z shares.

/(1)/ For the period November 1, 2000 to April 30, 2001.

Based on the terms of the advisory and administrative agreements, advisory fees, administrative fees and other expenses for Strong Advisor Bond Fund and Strong Advisor Short Duration Bond Fund will be waived or absorbed by the Advisor if the Fund's operating expenses exceed 2% of the average daily net assets of the Fund. In addition, the Fund's Advisor may voluntarily waive or absorb certain expenses at its discretion. For the period ended April 30, 2001, the Advisor involuntarily waived expenses of $794, $333, and $343 for Strong Short Duration Bond Funds -D Class B, Class C, and Class L, respectively. Shareholder recordkeeping and related service fees for the Fund's Class Z shares are paid at a rate of $31.50 for each open shareholder account and $4.20 for each closed shareholder account. Shareholder recordkeeping and related service fees for Bond Fund's Institutional class are paid at an annual rate of 0.015% of the average daily net asset value of the class. Shareholder recordkeeping and related service fees for each of the Fund's Class A, B, C and L shares are paid at an annual rate of 0.20% of the average daily net asset value of each respective class. The Advisor also allocates to each Fund certain charges or credits resulting from transfer agency banking activities based on each Fund's level of subscription and redemption activity. Charges allocated to the Funds by the Advisor are included in Transfer Agency Banking Charges in the Funds' Statements of Operations. Credits allocated by the Advisor serve to reduce the shareholder servicing expenses incurred by the Funds and are reported as Fees Paid Indirectly by Advisor in the Funds' Statements of Operations. The Advisor is also compensated for certain other services related to costs incurred for reports to shareholders.

The Funds have entered into a distribution agreement with Strong Investments, Inc. (the "Distributor"), pursuant to Rule 12b-1 under the 1940 Act, on behalf of each of the Fund's Class A, B, C and L shares. Under the agreement, the Distributor is paid an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average daily net assets of the Class A, B, C and L shares, respectively, as compensation for services provided and expenses incurred, including amounts paid to brokers or dealers, in connection with the sale of each Fund's Class A, B, C and L shares.

For the period December 1, 2000 to April 30, 2001 the Funds incurred 12b-1 fees of:

                                                 Class A  Class B  Class C  Class L
                                                 -------  -------  -------  -------
Strong Advisor Aggressive High-Yield Bond Fund   $1,426   $1,759   $1,624     $807
Strong Advisor Bond Fund                          2,718    4,550    5,056      583
Strong Advisor Short Duration Bond Fund             470    1,440    1,351       --

The Fund's Class A, B, C and L shares have various sales and redemption fees charged to shareholders of certain Fund's classes. Strong Advisor Aggressive High-Yield Bond Fund and Strong Advisor Bond Fund's Class A shares have a maximum 4.50% front-end sales charge. Strong Advisor Short Duration Bond Fund's Class A shares have a maximum 2.25% front-end sales charge. The Fund's Class B shares have a maximum 5.00% contingent deferred sales charge. The Fund's Class C shares have a maximum 1.00% contingent deferred sales charge. The Fund's Class L shares have a maximum 1.00% front-end sales charge and a maximum 1.00% contingent deferred sales charge.

For the period ended April 30, 2001, the Distributor received aggregate sales charges (net of dealer concessions) from the sale of Class A shares as follows:
Strong Advisor Aggressive High-Yield Bond Fund $715, Strong Advisor Bond Fund $3,621 and Strong Advisor Short Duration Bond Fund $680. For the period ended April 30, 2001, the Distributor also received $1,941, $0 and $591 of aggregate contingent deferred sales charges from the redemption of Class B, C and L shares for Strong Advisor

Aggressive High-Yield Bond Fund, Strong Advisor Bond Fund and Strong Advisor Short Duration Bond Fund, respectively. Sales charges are not an expense of the Funds and are not reflected in the financial statements of any of the Funds.

The Funds may invest cash in money market funds sponsored and managed by the Advisor, subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicate investment advisory fees, advisory fees of each Fund are reduced by an amount equal to advisory fees paid to the Advisor under its investment advisory agreement with the money market funds.

Certain information regarding related party transactions, excluding the effects of waivers and absorptions, for the six months ended April 30, 2001 is as follows:

                                                  Payable to     Shareholder Servicing   Transfer Agency   Unaffiliated
                                                  Advisor at       and Other Expenses        Banking         Directors'
                                                April 30, 2001      Paid to Advisor          Charges           Fees
                                                --------------   ---------------------   ---------------   ------------
Strong Advisor Aggressive High-Yield Bond Fund     $   729             $ 3,152*                $ 20*          $  283*
Strong Advisor Bond Fund                            49,512              79,900                  879            5,702
Strong Advisor Short Duration Bond Fund             27,904              58,313                  819            1,282

*    For the period ended April 30, 2001.


At April 30, 2001, the Advisor owns the following percentages of the outstanding shares of each class:

                                               Class A   Class B   Class C   Class L
                                               -------   -------   -------   -------
Strong Advisor Aggressive High-Yield Bond Fund   34%       27%        41%      83%
Strong Advisor Bond Fund                         --        --         --       38%
Strong Advisor Short Duration Bond Fund          --        --         16%      81%

4.   Line of Credit

     The Strong Funds have established a line of credit agreement ("LOC") with certain financial institutions to be used for temporary or emergency purposes, primarily for financing redemption payments. Combined borrowings among all participating Strong Funds are subject to a $350 million cap on the total LOC. For an individual Fund, borrowings under the LOC are limited to either the lesser of 15% of the market value of the Fund's total assets or any explicit borrowing limits in the Fund's prospectus. Principal and interest on each borrowing under the LOC are due not more than 60 days after the date of the borrowing. Borrowings under the LOC bear interest based on prevailing market rates as defined in the LOC. A commitment fee of 0.09% per annum is incurred on the unused portion of the LOC and is allocated to all participating Strong Funds. At April 30, 2001, there were no borrowings by the Funds outstanding under the LOC.

5.   Investment Transactions

     The aggregate purchases and sales of long-term securities for the six months ended April 30, 2001 were as follows:

                                                            Purchases                     Sales
                                                 ----------------------------  ----------------------------
                                                 U.S Government                U.S Government
                                                   and Agency        Other       and Agency        Other
                                                 --------------  ------------  --------------  ------------
Strong Advisor Aggressive High-Yield Bond Fund*   $         --   $ 12,711,034   $         --   $  7,834,493
Strong Advisor Bond Fund                           634,557,803    401,604,981    600,046,795    328,489,993
Strong Advisor Short Duration Bond Fund             19,001,836     11,540,167     10,154,680      9,474,058

* For the period ended April 30, 2001.

6.   Income Tax Information

     At April 30, 2001, the investment cost, gross unrealized appreciation and depreciation on investments and capital loss carryovers (expiring in varying amounts through 2008) for federal income tax purposes were as follows:

                                                  Federal Tax    Unrealized     Unrealized    Net Appreciation/
                                                      Cost      Appreciation   Depreciation    (Depreciation)
                                                 ------------   ------------   ------------   ----------------
Strong Advisor Aggressive High-Yield Bond Fund   $  5,165,809     $  272,200     $  329,482     ($   57,282)
Strong Advisor Bond Fund                          425,436,260      3,847,549      9,398,860      (5,551,311)
Strong Advisor Short Duration Bond Fund            53,158,326        786,970        368,524         418,446

At October 31, 2000 the Strong Advisor Bond Fund and Strong Short Duration Bond Fund had capital loss carryovers of $4,545,760 and $4,289,428, respectively.

--------------------------------------------------------------------------------
April 30, 2001 (Unaudited)

7.   Capital Share Transactions

                                              Strong Advisor
                                                Aggressive
                                                High-Yield
                                                Bond Fund
                                            -------------------
                                               Period Ended
                                              April 30, 2001
                                            -------------------
                                            (Unaudited)(Note 1)

Capital Share Transactions of Each Class of
  Shares of the Funds Were as Follows:

CLASS A
  Proceeds from Shares Sold                      $3,678,468
  Proceeds from Reinvestment of Distributions        83,434
  Payment for Shares Redeemed                      (562,913)
                                                 ----------
  Net Increase in Net Assets from
    Capital Share Transactions                    3,198,989

CLASS B
  Proceeds from Shares Sold                       1,109,472
  Proceeds from Reinvestment of Distributions        10,106
  Payment for Shares Redeemed                       (83,939)
                                                 ----------
  Net Increase in Net Assets from
    Capital Share Transactions                    1,035,639

CLASS C
  Proceeds from Shares Sold                         669,678
  Proceeds from Reinvestment of Distributions        10,468
  Payment for Shares Redeemed                          (105)
                                                 ----------
  Net Increase in Net Assets from
    Capital Share Transactions                      680,041

CLASS L
  Proceeds from Shares Sold                         309,933
  Proceeds from Reinvestment of Distributions        10,052
  Payment for Shares Redeemed                            --
                                                 ----------
  Net Increase in Net Assets from
    Capital Share Transactions                      319,985
                                                 ----------
Net Increase in Net Assets from
  Capital Share Transactions                     $5,234,654
                                                 ==========

                                              Strong Advisor
                                                Aggressive
                                                High-Yield
                                                Bond Fund
                                            -------------------
                                               Period Ended
                                              April 30, 2001
                                            -------------------
                                                (Unaudited)

Transactions in Shares of Each Class of
  the Funds Were as Follows:

CLASS A
  Sold                                           344,862
  Issued in Reinvestment of Distributions          7,364
  Redeemed                                       (51,524)
                                                 -------
  Net Increase in Shares                         300,702

CLASS B
  Sold                                           102,326
  Issued in Reinvestment of Distributions            897
  Redeemed                                        (7,949)
                                                 -------
  Net Increase in Shares                          95,274

CLASS C
  Sold                                            61,794
  Issued in Reinvestment of Distributions            929
  Redeemed                                           (10)
                                                 -------
  Net Increase in Shares                          62,713

CLASS L
  Sold                                            30,093
  Issued in Reinvestment of Distributions            890
  Redeemed                                            --
                                                 -------
  Net Increase in Shares                          30,983
                                                 -------
Net Increase in Shares of the Fund               489,672
                                                 =======
                                                                              33

--------------------------------------------------------------------------------
April 30, 2001 (Unaudited)


                                                   Strong Advisor Bond Fund
                                               --------------------------------
                                               Six Months Ended     Year Ended
                                                April 30, 2001    Oct. 31, 2000
                                               ----------------   -------------
                                                  (Unaudited)

Capital Share Transactions of Each Class of
  Shares of the Funds Were as Follows:

CLASS A
  Proceeds from Shares Sold                       $10,178,943     $    127,336
  Proceeds from Reinvestment of Distributions          65,637            1,596
  Payment for Shares Redeemed                      (1,226,640)              --
                                                  -----------     ------------
  Net Increase in Net Assets from
    Capital Share Transactions                      9,017,940          128,932

CLASS B
  Proceeds from Shares Sold                         2,804,889               --
  Proceeds from Reinvestment of Distributions          20,634               --
  Payment for Shares Redeemed                         (37,083)              --
                                                  -----------     ------------
  Net Increase in Net Assets from
    Capital Share Transactions                      2,788,440               --

CLASS C
  Proceeds from Shares Sold                         3,828,705               --
  Proceeds from Reinvestment of Distributions          18,580               --
  Payment for Shares Redeemed                        (104,698)              --
                                                  -----------     ------------
  Net Increase in Net Assets from
    Capital Share Transactions                      3,742,587               --

CLASS L
  Proceeds from Shares Sold                           273,047               --
  Proceeds from Reinvestment of Distributions           3,878               --
  Payment for Shares Redeemed                              --               --
                                                  -----------     ------------
  Net Increase in Net Assets from
    Capital Share Transactions                        276,925               --

CLASS Z
  Proceeds from Shares Sold                        56,338,136       28,163,335
  Proceeds from Reinvestment of Distributions       2,541,618          345,643
  Payment for Shares Redeemed                     (14,006,916)      (2,693,663)
                                                  -----------     ------------
  Net Increase in Net Assets from
    Capital Share Transactions                     44,872,838       25,815,315

INSTITUTIONAL CLASS
  Proceeds from Shares Sold                        89,893,042      137,944,538
  Proceeds from Reinvestment of Distributions      12,493,999       14,507,360
  Payment for Shares Redeemed                     (64,351,003)     (56,447,324)
                                                  -----------     ------------
  Net Increase in Net Assets from
    Capital Share Transactions                     38,036,038       96,004,574
                                                  -----------     ------------

Net Increase in Net Assets from
  Capital Share Transactions                      $98,734,768     $121,948,821
                                                  ===========     ============

                                                   Strong Advisor Bond Fund
                                               --------------------------------
                                               Six Months Ended     Year Ended
                                                April 30, 2001    Oct. 31, 2000
                                               ----------------   -------------
                                                  (Unaudited)

Transactions in Shares of Each Class of
  the Funds Were as Follows:

CLASS A
  Sold                                               933,188           11,967
  Issued in Reinvestment of Distributions              6,017              149
  Redeemed                                          (112,994)              --
                                                  ----------       ----------
  Net Increase in Shares                             826,211           12,116

CLASS B
  Sold                                               256,754               --
  Issued in Reinvestment of Distributions              1,891               --
  Redeemed                                            (3,424)              --
                                                  ----------       ----------
  Net Increase in Shares                             255,221               --

CLASS C
  Sold                                               349,384               --
  Issued in Reinvestment of Distributions              1,702               --
  Redeemed                                            (9,685)              --
                                                  ----------       ----------
  Net Increase in Shares                             341,401               --

CLASS L
  Sold                                                25,137               --
  Issued in Reinvestment of Distributions                356               --
  Redeemed                                                --               --
                                                  ----------       ----------
  Net Increase in Shares                              25,493               --

CLASS Z
  Sold                                             5,223,831        2,635,855
  Issued in Reinvestment of Distributions            233,483           32,386
  Redeemed                                        (1,286,184)        (252,193)
                                                  ----------       ----------
  Net Increase in Shares                           4,171,130        2,416,048

INSTITUTIONAL CLASS
  Sold                                             8,215,166       12,956,433
  Issued in Reinvestment of Distributions          1,152,034        1,363,758
  Redeemed                                        (5,915,601)      (5,308,468)
                                                  ----------       ----------
  Net Increase in Shares                           3,451,599        9,011,723
                                                  ----------       ----------
Net Increase in Shares of the Fund                 9,071,055       11,439,887
                                                  ==========       ==========

--------------------------------------------------------------------------------
April 30, 2001 (Unaudited)

                                                    Strong Advisor Short
                                                     Duration Bond Fund
                                               --------------------------------
                                               Six Months Ended    Year Ended
                                                April 30, 2001    Oct. 31, 2000
                                               ----------------   --------------
                                                  (Unaudited)

Capital Share Transactions of Each Class of
  Shares of the Funds Were as Follows:

CLASS A
  Proceeds from Shares Sold                       $2,575,836        $       --
  Proceeds from Reinvestment of Distributions          8,812                --
  Payment for Shares Redeemed                        (77,262)               --
                                                  ----------        ----------
  Net Increase in Net Assets from
    Capital Share Transactions                     2,507,386                --

CLASS B
  Proceeds from Shares Sold                        1,529,710                --
  Proceeds from Reinvestment of Distributions          5,175                --
  Payment for Shares Redeemed                       (104,000)               --
                                                  ----------        ----------
  Net Increase in Net Assets from
    Capital Share Transactions                     1,430,885                --

CLASS C
  Proceeds from Shares Sold                          631,474                --
  Proceeds from Reinvestment of Distributions          4,177                --
  Payment for Shares Redeemed                        (60,000)               --
                                                  ----------        ----------
  Net Increase in Net Assets from
    Capital Share Transactions                       575,651                --

CLASS L
  Proceeds from Shares Sold                          141,128                --
  Proceeds from Reinvestment of Distributions          1,845                --
  Payment for Shares Redeemed                             --                --
                                                  ----------        ----------
  Net Increase in Net Assets from
    Capital Share Transactions                       142,973                --

CLASS Z
  Proceeds from Shares Sold                        6,225,951        32,615,420
  Proceeds from Reinvestment of Distributions      1,483,057         2,760,544
  Payment for Shares Redeemed                     (9,209,290)      (28,095,960)
                                                  ----------        ----------
  Net Increase (Decrease) in Net Assets from
    Capital Share Transactions                    (1,500,282)        7,280,004
                                                  ----------        ----------
Net Increase in Net Assets from
  Capital Share Transactions                      $3,156,613        $7,280,004
                                                  ==========        ==========

                                                    Strong Advisor Short
                                                     Duration Bond Fund
                                               --------------------------------
                                               Six Months Ended    Year Ended
                                                April 30, 2001    Oct. 31, 2000
                                               ----------------   --------------
                                                  (Unaudited)

Transactions in Shares of Each Class of
  the Funds Were as Follows:

CLASS A
  Sold                                               251,617                --
  Issued in Reinvestment of Distributions                861                --
  Redeemed                                            (7,560)               --
                                                    --------        ----------
  Net Increase in Shares                             244,918                --

CLASS B
  Sold                                               149,657                --
  Issued in Reinvestment of Distributions                505                --
  Redeemed                                           (10,149)               --
                                                    --------        ----------
  Net Increase in Shares                             140,013                --

CLASS C
  Sold                                                61,755                --
  Issued in Reinvestment of Distributions                408                --
  Redeemed                                            (5,848)               --
                                                    --------        ----------
  Net Increase in Shares                              56,315                --

CLASS L
  Sold                                                13,918                --
  Issued in Reinvestment of Distributions                180                --
  Redeemed                                                --                --
                                                    --------        ----------
  Net Increase in Shares                              14,098                --

CLASS Z
  Sold                                               610,455         3,211,037
  Issued in Reinvestment of Distributions            145,576           271,866
  Redeemed                                          (902,379)       (2,767,413)
                                                    --------        ----------
  Net Increase (Decrease) in Shares                 (146,348)          715,490
                                                    --------        ----------
Net Increase in Shares of the Fund                   308,996           715,490
                                                    ========        ==========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STRONG ADVISOR AGGRESSIVE HIGH-YIELD BOND FUND -- CLASS A
---------------------------------------------------------

                                                                Period Ended
                                                                ------------
                                                                  April 30,
Selected Per-Share Data/(a)/                                      2001/(b)/
----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                               $10.00
Income From Investment Operations:
  Net Investment Income                                              0.48
  Net Realized and Unrealized Gains on Investments                   0.89
----------------------------------------------------------------------------
  Total from Investment Operations                                   1.37
Less Distributions:
  From Net Investment Income                                        (0.48)
----------------------------------------------------------------------------
  Total Distributions                                               (0.48)
----------------------------------------------------------------------------
Net Asset Value, End of Period                                     $10.89
============================================================================
Ratios and Supplemental Data
----------------------------------------------------------------------------
  Total Return                                                      +7.6%
  Net Assets, End of Period (In Millions)                              $3
  Ratio of Expenses to Average Net Assets Without Waivers,
    Absorptions and Earnings Credits                                 5.4%*
  Ratio of Expenses to Average Net Assets                            1.1%*
  Ratio of Net Investment Income to Average Net Assets              11.0%*
  Portfolio Turnover Rate/(c)/                                     206.9%


STRONG ADVISOR AGGRESSIVE HIGH-YIELD BOND FUND -- CLASS B
---------------------------------------------------------

                                                                Period Ended
                                                                ------------
                                                                  April 30,
Selected Per-Share Data/(a)/                                      2001/(b)/
----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                               $10.00
Income From Investment Operations:
  Net Investment Income                                              0.43
  Net Realized and Unrealized Gains on Investments                   0.89
----------------------------------------------------------------------------
  Total from Investment Operations                                   1.32
Less Distributions:
  From Net Investment Income                                        (0.43)
----------------------------------------------------------------------------
  Total Distributions                                               (0.43)
----------------------------------------------------------------------------
Net Asset Value, End of Period                                     $10.89
============================================================================
Ratios and Supplemental Data
----------------------------------------------------------------------------
  Total Return                                                      +8.2%
  Net Assets, End of Period (In Millions)                              $1
  Ratio of Expenses to Average Net Assets Without Waivers,
    Absorptions and Earnings Credits                                 7.3%*
  Ratio of Expenses to Average Net Assets                            2.3%*
  Ratio of Net Investment Income to Average Net Assets               9.4%*
  Portfolio Turnover Rate/(c)/                                     206.9%

*    Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the period from November 30, 2000 (Commencement of Class) to April 30, 2001 (Unaudited) (Note 1).
(c) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.
38

--------------------------------------------------------------------------------
STRONG ADVISOR AGGRESSIVE HIGH-YIELD BOND FUND -- CLASS C
---------------------------------------------------------

                                                            Period Ended
                                                            ------------
                                                              April 30,
Selected Per-Share Data/(a)/                                  2001/(b)/
------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $10.00
Income From Investment Operations:
  Net Investment Income                                          0.43
  Net Realized and Unrealized Gains on Investments               0.88
------------------------------------------------------------------------
  Total from Investment Operations                               1.31
Less Distributions:
  From Net Investment Income                                    (0.43)
------------------------------------------------------------------------
  Total Distributions                                           (0.43)
------------------------------------------------------------------------
Net Asset Value, End of Period                                 $10.88
========================================================================
Ratios and Supplemental Data
------------------------------------------------------------------------
  Total Return                                                 +12.1%
  Net Assets, End of Period (In Millions)                          $1
  Ratio of Expenses to Average Net Assets Without Waivers,
    Absorptions and Earnings Credits                             7.4%*
  Ratio of Expenses to Average Net Assets                        2.3%*
  Ratio of Net Investment Income to Average Net Assets           9.7%*
  Portfolio Turnover Rate/(c)/                                 206.9%

STRONG ADVISOR AGGRESSIVE HIGH-YIELD BOND FUND -- CLASS L
---------------------------------------------------------

                                                            Period Ended
                                                            ------------
                                                              April 30,
Selected Per-Share Data/(a)/                                  2001/(b)/
------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $10.00
Income From Investment Operations:
  Net Investment Income                                          0.45
  Net Realized and Unrealized Gains on Investments               0.88
------------------------------------------------------------------------
  Total from Investment Operations                               1.33
Less Distributions:
  From Net Investment Income                                    (0.45)
------------------------------------------------------------------------
  Total Distributions                                           (0.45)
------------------------------------------------------------------------
Net Asset Value, End of Period                                 $10.88
========================================================================
Ratios and Supplemental Data
------------------------------------------------------------------------
  Total Return                                                 +11.1%
  Net Assets, End of Period (In Millions)                          $0/(d)/
  Ratio of Expenses to Average Net Assets Without Waivers,
    Absorptions and Earnings Credits                             7.0%*
  Ratio of Expenses to Average Net Assets                        2.1%*
  Ratio of Net Investment Income to Average Net Assets          10.0%*
  Portfolio Turnover Rate/(c)/                                 206.9%

*    Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the period from November 30, 2000 (Commencement of Class) to April 30, 2001 (Unaudited) (Note 1).
(c) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)  Amount is less than $500,000.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG ADVISOR BOND FUND -- CLASS A
----------------------------------------------------------------------

                                                                          Period Ended
                                                              --------------------------------------
                                                                April 30,    Oct. 31,     Oct. 31,
Selected Per-Share Data/(a)/                                    2001/(b)/      2000       1999/(c)/
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $10.66       $10.68       $10.68
Income From Investment Operations:
  Net Investment Income                                            0.33         0.72         0.11
  Net Realized and Unrealized Gains (Losses) on Investments        0.25        (0.02)          --
----------------------------------------------------------------------------------------------------
  Total from Investment Operations                                 0.58         0.70         0.11
Less Distributions:
  From Net Investment Income                                      (0.33)       (0.72)       (0.11)
  From Net Realized Gains                                         (0.11)          --           --
----------------------------------------------------------------------------------------------------
  Total Distributions                                             (0.44)       (0.72)       (0.11)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $10.80       $10.66       $10.68
====================================================================================================
Ratios and Supplemental Data
----------------------------------------------------------------------------------------------------
  Total Return                                                    +5.5%        +6.8%        +1.0%
  Net Assets, End of Period (In Millions)                            $9          $0/(d)/      $0/(d)/
  Ratio of Expenses to Average Net Assets Without Waivers,
    Absorptions and Fees Paid Indirectly by Advisor                1.1%*        1.1%         1.3%*
  Ratio of Expenses to Average Net Assets                          1.1%*        1.1%         1.3%*
  Ratio of Net Investment Income to Average Net Assets             5.8%*        7.0%         6.2%*
  Portfolio Turnover Rate/(e)/                                   258.1%       448.6%       250.7%

STRONG ADVISOR BOND FUND -- CLASS B
--------------------------------------------------------------------------

                                                              Period Ended
                                                              ------------
                                                                April 30,
Selected Per-Share Data/(a)/                                    2001/(f)/
--------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $10.62
Income From Investment Operations:
  Net Investment Income                                            0.24
  Net Realized and Unrealized Gains on Investments                 0.30
--------------------------------------------------------------------------
  Total from Investment Operations                                 0.54
Less Distributions:
  From Net Investment Income                                      (0.24)
  From Net Realized Gains                                         (0.11)
--------------------------------------------------------------------------
  Total Distributions                                             (0.35)
--------------------------------------------------------------------------
Net Asset Value, End of Period                                   $10.81
==========================================================================
Ratios and Supplemental Data
  Total Return                                                    +0.1%
  Net Assets, End of Period (In Millions)                            $3
  Ratio of Expenses to Average Net Assets                          1.9%*
  Ratio of Net Investment Income to Average Net Assets             4.8%*
  Portfolio Turnover Rate/(e)/                                   258.1%


*    Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b)  For the six months ended April 30, 2001 (Unaudited).
(c) For the period from September 1, 1999 (Commencement of Class) to October 31, 1999.
(d)  Amount is less than $500,000.
(e) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) For the period from November 30, 2000 (Commencement of Class) to April 30, 2001 (Unaudited) (Note 1).

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG ADVISOR BOND FUND -- CLASS C
--------------------------------------------------------------------
                                                        Period Ended
                                                        ------------
                                                          April 30,
Selected Per-Share Data/(a)/                              2001/(b)/
--------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.62
Income From Investment Operations:
  Net Investment Income                                      0.24
  Net Realized and Unrealized Gains on Investments           0.29
--------------------------------------------------------------------
  Total from Investment Operations                           0.53
Less Distributions:
  From Net Investment Income                                (0.24)
  From Net Realized Gains                                   (0.11)
------------------------------------------------------------------
  Total Distributions                                       (0.35)
--------------------------------------------------------------------
Net Asset Value, End of Period                             $10.80
====================================================================
Ratios and Supplemental Data
--------------------------------------------------------------------
  Total Return                                              +4.0%
  Net Assets, End of Period (In Millions)                      $4
  Ratio of Expenses to Average Net Assets                    1.8%*
  Ratio of Net Investment Income to Average Net Assets       5.0%*
  Portfolio Turnover Rate/(c)/                             258.1%


STRONG ADVISOR BOND FUND -- CLASS L
--------------------------------------------------------------------

                                                        Period Ended
                                                        ------------
                                                          April 30,
Selected Per-Share Data/(a)/                              2001/(b)/
--------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.62
Income From Investment Operations:
  Net Investment Income                                      0.26
  Net Realized and Unrealized Gains on Investments           0.29
--------------------------------------------------------------------
  Total from Investment Operations                           0.55
Less Distributions:
  From Net Investment Income                                (0.26)
  From Net Realized Gains                                   (0.11)
--------------------------------------------------------------------
  Total Distributions                                       (0.37)
--------------------------------------------------------------------
Net Asset Value, End of Period                             $10.80
====================================================================
Ratios and Supplemental Data
--------------------------------------------------------------------
  Total Return                                              +3.1%
  Net Assets, End of Period (In Millions)                      $0/(d)/
  Ratio of Expenses to Average Net Assets                    1.6%*
  Ratio of Net Investment Income to Average Net Assets       5.5%*
  Portfolio Turnover Rate/(c)/                             258.1%

 *   Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the period from November 30, 2000 (Commencement of Class) to April 30, 2001 (Unaudited) (Note 1).
(c) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)  Amount is less than $500,000.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG ADVISOR BOND FUND -- CLASS Z
--------------------------------------------------------------------------------

                                                                           Period Ended
                                                                -------------------------------------
                                                                  April 30,    Oct. 31,   Oct. 31,
Selected Per-Share Data/(a)/                                      2001/(b)/      2000     1999/(c)/
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                               $10.67       $10.69      $10.68
Income From Investment Operations:
  Net Investment Income                                              0.37         0.47        0.12
  Net Realized and Unrealized Gains on Investments                   0.22         0.28        0.01
-----------------------------------------------------------------------------------------------------
  Total from Investment Operations                                   0.59         0.75        0.13
Less Distributions:
  From Net Investment Income                                        (0.35)       (0.77)      (0.12)
  From Net Realized Gains                                           (0.11)          --          --
-----------------------------------------------------------------------------------------------------
  Total Distributions                                               (0.46)       (0.77)      (0.12)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                     $10.80       $10.67      $10.69
=====================================================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------------------------------------
  Total Return                                                      +5.6%        +7.3%       +1.2%
  Net Assets, End of Period (In Millions)                             $71          $26          $0/(d)/
  Ratio of Expenses to Average Net Assets Without
    Fees Paid Indirectly by Advisor                                  0.7%*        0.7%        0.6%*
  Ratio of Expenses to Average Net Assets                            0.7%*        0.7%        0.6%*
  Ratio of Net Investment Income (Loss) to Average Net Assets        6.8%*       (2.9%)       7.7%*
  Portfolio Turnover Rate/(e)/                                     258.1%       448.6%      250.7%


STRONG ADVISOR BOND FUND -- INSTITUTIONAL CLASS
--------------------------------------------------------------------------------

                                                                                           Period Ended
                                                                ------------------------------------------------------------------
                                                                April 30,  Oct. 31,   Oct. 31,    Feb. 28,  Feb. 28,      Dec. 31,
Selected Per-Share Data/(a)/                                    2001/(b)/    2000     1999/(f)/     1999    1998/(g)/       1997
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $10.65     $10.67     $11.12      $11.18    $11.06        $10.00
Income From Investment Operations:
  Net Investment Income                                            0.38       0.82       0.48        0.67      0.11          0.66
  Net Realized and Unrealized Gains (Losses) on Investments        0.25      (0.03)     (0.39)       0.19      0.12          1.18
----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                 0.63       0.79       0.09        0.86      0.23          1.84
Less Distributions:
  From Net Investment Income                                      (0.38)     (0.81)     (0.48)      (0.68)    (0.11)        (0.66)
  In Excess of Net Investment Income                                 --         --         --          --     (0.00)/(h)/      --
  From Net Realized Gains                                         (0.11)        --      (0.06)      (0.24)       --         (0.12)
----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                             (0.49)     (0.81)     (0.54)      (0.92)    (0.11)        (0.78)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $10.79     $10.65     $10.67      $11.12    $11.18        $11.06
==================================================================================================================================
Ratios and Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
  Total Return                                                    +5.9%      +7.7%      +0.9%       +7.9%     +2.1%        +18.9%
  Net Assets, End of Period (In Millions)                          $302       $261       $166        $135       $57           $52
  Ratio of Expenses to Average Net Assets Without Waivers,
    Absorptions and Fees Paid Indirectly by Advisor                0.3%*      0.4%       0.4%*       0.4%      0.4%*         0.7%
  Ratio of Expenses to Average Net Assets                          0.3%*      0.4%       0.4%*       0.4%      0.4%*         0.4%
  Ratio of Net Investment Income to Average Net Assets             6.9%*      7.7%       6.6%*       6.0%      6.2%*         6.3%
  Portfolio Turnover Rate/(e)/                                    258.1%    448.6%     250.7%      305.4%     68.1%        358.6%

*    Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b)  For the six months ended April 30, 2001 (Unaudited).
(c) For the period from September 1, 1999 (Commencement of Class) to October 31, 1999.
(d)  Amount is less than $500,000.
(e) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)  In 1999, the Fund changed its fiscal year-end from February to October.
(g)  In 1997, the Fund changed its fiscal year-end from December to February.
(h)  Amount calculated is less than $0.01.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG ADVISOR SHORT DURATION BOND FUND -- CLASS A
--------------------------------------------------------------------

                                                        Period Ended
                                                        ------------
                                                          April 30,
Selected Per-Share Data/(a)/                               2001/(b)/
--------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.10
Income From Investment Operations:
  Net Investment Income                                      0.32
  Net Realized and Unrealized Gains on Investments           0.07
--------------------------------------------------------------------
  Total from Investment Operations                           0.39
Less Distributions:
  From Net Investment Income                                (0.26)
--------------------------------------------------------------------
  Total Distributions                                       (0.26)
--------------------------------------------------------------------
Net Asset Value, End of Period                             $10.23
====================================================================
Ratios and Supplemental Data
--------------------------------------------------------------------
  Total Return                                              +0.6%
  Net Assets, End of Period (In Millions)                      $3
  Ratio of Expenses to Average Net Assets Without
    Waivers and Absorptions                                  1.9%*
  Ratio of Expenses to Average Net Assets                    1.1%*
  Ratio of Net Investment Income to Average Net Assets      10.5%*
  Portfolio Turnover Rate/(c)/                              52.9%


STRONG ADVISOR SHORT DURATION BOND FUND -- CLASS B
--------------------------------------------------------------------

                                                        Period Ended
                                                        ------------
                                                          April 30,
Selected Per-Share Data/(a)/                              2001/(b)/
--------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.10
Income From Investment Operations:
  Net Investment Income                                      0.28
  Net Realized and Unrealized Gains on Investments           0.06
--------------------------------------------------------------------
  Total from Investment Operations                           0.34
Less Distributions:
  From Net Investment Income                                (0.22)
--------------------------------------------------------------------
  Total Distributions                                       (0.22)
--------------------------------------------------------------------
Net Asset Value, End of Period                             $10.22
====================================================================
Ratios and Supplemental Data
--------------------------------------------------------------------
  Total Return                                              -1.7%
  Net Assets, End of Period (In Millions)                      $1
  Ratio of Expenses to Average Net Assets Without
    Waivers and Absorptions                                  2.5%*
  Ratio of Expenses to Average Net Assets                    2.0%*
  Ratio of Net Investment Income to Average Net Assets       8.4%*
  Portfolio Turnover Rate/(c)/                              52.9%

*    Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the period from November 30, 2000 (Commencement of Class) to April 30, 2001 (Unaudited) (Note 1).
(c) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.
                                                                              43

--------------------------------------------------------------------------------
STRONG ADVISOR SHORT DURATION BOND FUND -- CLASS C
--------------------------------------------------------------------

                                                        Period Ended
                                                        ------------
                                                          April 30,
Selected Per-Share Data/(a)/                              2001/(b)/
--------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.10
Income From Investment Operations:
  Net Investment Income                                      0.29
  Net Realized and Unrealized Gains on Investments           0.06
--------------------------------------------------------------------
  Total from Investment Operations                           0.35
Less Distributions:
  From Net Investment Income                                (0.22)
--------------------------------------------------------------------
  Total Distributions                                       (0.22)
--------------------------------------------------------------------
Net Asset Value, End of Period                             $10.23
====================================================================
Ratios and Supplemental Data
--------------------------------------------------------------------
  Total Return                                              +2.5%
  Net Assets, End of Period (In Millions)                      $1
  Ratio of Expenses to Average Net Assets Without
    Waivers and Absorptions                                  2.5%*
  Ratio of Expenses to Average Net Assets                    2.0%*
  Ratio of Net Investment Income to Average Net Assets       7.6%*
  Portfolio Turnover Rate/(c)/                              52.9%



STRONG ADVISOR SHORT DURATION BOND FUND -- CLASS L
--------------------------------------------------------------------

                                                        Period Ended
                                                        ------------
                                                          April 30,
Selected Per-Share Data/(a)/                              2001/(b)/
--------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.10
Income From Investment Operations:
  Net Investment Income                                      0.28
  Net Realized and Unrealized Gains on Investments           0.07
--------------------------------------------------------------------
  Total from Investment Operations                           0.35
Less Distributions:
  From Net Investment Income                                (0.22)
--------------------------------------------------------------------
  Total Distributions                                       (0.22)
--------------------------------------------------------------------
Net Asset Value, End of Period                             $10.23
====================================================================
Ratios and Supplemental Data
--------------------------------------------------------------------
  Total Return                                              +1.5%
  Net Assets, End of Period (In Millions)                      $0/(d)/
  Ratio of Expenses to Average Net Assets Without
    Waivers and Absorptions                                  2.8%*
  Ratio of Expenses to Average Net Assets                    2.0%*
  Ratio of Net Investment Income to Average Net Assets       7.1%*
  Portfolio Turnover Rate/(c)/                              52.9%

*    Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the period from November 30, 2000 (Commencement of Class) to April 30, 2001 (Unaudited) (Note 1).
(c) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)  Amount is less than $500,000.

                       See Notes to Financial Statements.
44

--------------------------------------------------------------------------------
STRONG ADVISOR SHORT DURATION BOND FUND -- CLASS Z
--------------------------------------------------------------------------------

                                                                                      Period Ended
                                                              -------------------------------------------------------------
                                                              April 30,  Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
Selected Per-Share Data/(a)/                                   2001/(b)/   2000      1999      1998       1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $10.14    $10.21    $10.17    $10.48     $10.74     $10.46
Income From Investment Operations:
  Net Investment Income                                           0.29      0.56      0.68      0.60       0.81       0.71
  Net Realized and Unrealized Gains (Losses) on Investments       0.11      0.02     (0.02)    (0.21)     (0.10)      0.34
---------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                0.40      0.58      0.66      0.39       0.71       1.05
Less Distributions:
  From Net Investment Income                                     (0.31)    (0.65)    (0.62)    (0.59)     (0.85)     (0.77)
  In Excess of Net Investment Income                                --        --        --     (0.03)     (0.12)        --
  From Net Realized Gains                                           --        --        --     (0.08)        --         --
---------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                            (0.31)    (0.65)    (0.62)    (0.70)     (0.97)     (0.77)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $10.23    $10.14    $10.21    $10.17     $10.48     $10.74
===========================================================================================================================
Ratios and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
  Total Return                                                   +4.0%     +5.8%     +6.7%      +3.8      +6.8%     +10.4%
  Net Assets, End of Period (In Millions)                          $50       $51       $44       $75       $116        $71
  Ratio of Expenses to Average Net Assets Without
    Waivers and Absorptions                                       1.2%*     1.1%      1.1%      1.0%       1.0%       1.5%
  Ratio of Expenses to Average Net Assets                         1.2%*     1.1%      1.1%      0.9%       0.7%       0.0%
  Ratio of Net Investment Income to Average Net Assets            5.7%*     5.6%      5.6%      5.7%       7.6%       7.4%
  Portfolio Turnover Rate/(c)/                                   52.9%     59.3%     73.1%    145.2%     168.0%     179.7%

*    Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b)  For the six months ended April 30, 2001 (Unaudited).
(c) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                       See Notes to Financial Statements.
                                                                              45

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

Directors

  Richard S. Strong
  Willie D. Davis
  Stanley Kritzik
  Neal Malicky
  Marvin E. Nevins
  William F. Vogt

Officers

  Richard S. Strong, Chairman of the Board
  Elizabeth N. Cohernour, Vice President and Secretary
  Cathleen A. Ebacher, Vice President and Assistant Secretary
  Susan A. Hollister, Vice President and Assistant Secretary
  Dennis A. Wallestad, Vice President
  Thomas M. Zoeller, Vice President
  John W. Widmer, Treasurer
  Rhonda K. Haight, Assistant Treasurer

Investment Advisor

  Strong Capital Management, Inc.
  P.O. Box 2936, Milwaukee, Wisconsin 53201

Distributor

  Strong Investments, Inc.
  P.O. Box 2936, Milwaukee, Wisconsin 53201

Custodians

  Strong Advisor Bond and Strong Advisor Short Duration Bond Funds
  Firstar, N.A.
  P.O. Box 761, Milwaukee, Wisconsin 53201

  Strong Advisor Aggressive High-Yield Bond Fund
  State Street Bank and Trust Company
  801 Pennsylvania Avenue, Kansas City, Missouri 64105

Transfer Agent and Dividend-Disbursing Agent

  Strong Capital Management, Inc.
  P.O. Box 2936, Milwaukee, Wisconsin 53201

Independent Accountants

  PricewaterhouseCoopers LLP
  100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

Legal Counsel

  Godfrey & Kahn, S.C.
  780 North Water Street, Milwaukee, Wisconsin 53202

For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only. Securities are offered through Strong Investments, Inc. RT12921-0401

Strong Investments
P.O. Box 2936   |   Milwaukee, WI 53201
www.Strong.com

--------------------------------------------------------------------------------

To order a free prospectus kit, call
1-800-368-1030

To learn more about our funds, discuss an existing account, or conduct a transaction, call
1-800-368-3863

If you are a Financial Professional, call
1-800-368-1683

Visit our web site at
www.Strong.com

[STRONG LOGO]

                                                                         SADVINC